Schedule of Investments (unaudited) January 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.5%
Lamar Media Corp.
3.75%, 02/15/28 (Call 02/15/23)(a)	$600	$604,008
4.00%, 02/15/30 (Call 02/15/25)(a)	420	423,150
5.00%, 05/01/23 (Call 03/02/20)	1,361	1,386,519
5.38%, 01/15/24 (Call 02/20/20)	560	568,652
5.75%, 02/01/26 (Call 02/01/21)	1,631	1,720,705
MDC Partners Inc., 6.50%, 05/01/24 (Call 03/02/20)(a)(b)	2,581	2,335,805
National CineMedia LLC, 5.88%, 04/15/28 (Call 04/15/23)(a)(b)	1,241	1,295,983
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63%, 03/15/30 (Call 03/15/25)(a)	1,320	1,359,600
5.00%, 08/15/27 (Call 08/15/22)(a)	2,198	2,302,185
5.63%, 02/15/24 (Call 03/02/20)	1,136	1,159,458
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(a)	3,049	3,140,470

		16,296,535

Aerospace & Defense — 2.4%
Arconic Inc.
5.13%, 10/01/24 (Call 07/01/24)(b)	2,917	3,149,689
5.40%, 04/15/21 (Call 01/15/21)	2,028	2,086,406
5.87%, 02/23/22	1,397	1,489,565
5.90%, 02/01/27	1,936	2,194,611
5.95%, 02/01/37(b)	1,725	1,922,978
6.75%, 01/15/28	670	779,378
Bombardier Inc.
5.75%, 03/15/22(a)(b)	1,382	1,378,545
6.00%, 10/15/22 (Call 03/02/20)(a)	3,351	3,283,980
6.13%, 01/15/23(a)	3,803	3,753,295
7.45%, 05/01/34(a)(b)	258	247,841
7.50%, 12/01/24 (Call 12/01/20)(a)	2,850	2,768,063
7.50%, 03/15/25 (Call 03/15/20)(a)(b)	4,121	3,961,311
7.88%, 04/15/27 (Call 04/15/22)(a)(b)	5,515	5,225,187
8.75%, 12/01/21(a)	2,720	2,910,400
Kratos Defense & Security Solutions Inc., 6.50%, 11/30/25 (Call 11/30/20)(a)(b)	860	915,900
Moog Inc., 4.25%, 12/15/27 (Call 12/15/22)(a)	1,134	1,162,520
Signature Aviation U.S. Holdings Inc.
4.00%, 03/01/28 (Call 03/01/23)(a)(b)	1,944	1,922,747
5.38%, 05/01/26 (Call 05/01/21)(a)	1,525	1,582,188
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)	950	950,997
3.95%, 06/15/23 (Call 05/15/23)	750	759,270
4.60%, 06/15/28 (Call 03/15/28)	1,900	1,952,495
SSL Robotics LLC, 9.75%, 12/31/23 (Call 12/15/21)(a)	2,781	3,052,147
TransDigm Inc.
5.50%, 11/15/27 (Call 11/15/22)(a)	7,360	7,405,264
6.25%, 03/15/26 (Call 03/15/22)(a)	11,104	11,975,664
6.38%, 06/15/26 (Call 06/15/21)(b)	2,380	2,510,900
6.50%, 07/15/24 (Call 03/02/20)	3,356	3,460,875
6.50%, 05/15/25 (Call 05/15/20)	3,071	3,193,840
7.50%, 03/15/27 (Call 03/15/22)(b)	1,869	2,046,555
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/15/21)	1,080	1,150,200
Triumph Group Inc.
5.25%, 06/01/22 (Call 03/02/20)	1,055	1,036,538
6.25%, 09/15/24 (Call 09/15/20)(a)	1,869	1,927,780
7.75%, 08/15/25 (Call 08/15/20)(b)	1,335	1,304,128

		83,461,257

Security	Par (000)	Value

Agriculture — 0.2%
Aragvi Finance International DAC, 12.00%, 04/09/24(a)(b)	$809	$874,226
Cooke Omega Investments Inc./Alpha VesselCo Holdings Inc., 8.50%, 12/15/22 (Call 06/15/20)(a)	942	958,485
Darling Ingredients Inc., 5.25%, 04/15/27 (Call 04/15/22)(a)(b)	1,265	1,334,575
Pyxus International Inc.
8.50%, 04/15/21 (Call 03/02/20)(a)(b)	662	655,380
9.88%, 07/15/21 (Call 03/02/20)(b)	1,268	805,180
Vector Group Ltd.
6.13%, 02/01/25 (Call 03/02/20)(a)	2,169	2,158,155
10.50%, 11/01/26 (Call 11/01/21)(a)	1,658	1,728,465

		8,514,466

Airlines — 0.2%
Air Canada, 7.75%, 04/15/21(a)	689	730,340
American Airlines Group Inc., 5.00%, 06/01/22(a)	2,382	2,474,302
United Airlines Holdings Inc.
4.25%, 10/01/22	855	885,181
4.88%, 01/15/25(b)	919	969,545
5.00%, 02/01/24	732	776,835
Virgin Australia Holdings Ltd.
7.88%, 10/15/21(a)(b)	850	880,813
8.13%, 11/15/24 (Call 05/15/24)(a)	1,225	1,192,844

		7,909,860

Apparel — 0.3%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)	2,057	2,154,708
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	2,827	2,978,951
Levi Strauss & Co., 5.00%, 05/01/25 (Call 05/01/20)	1,961	2,022,536
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)(b)	1,776	1,735,917
William Carter Co. (The), 5.63%, 03/15/27 (Call 03/15/22)(a)	1,304	1,388,571
Wolverine World Wide Inc., 5.00%, 09/01/26 (Call 09/01/21)(a)(b)	642	662,865

		10,943,548

Auto Manufacturers — 0.8%
Allison Transmission Inc.
4.75%, 10/01/27 (Call 10/01/22)(a)(b)	842	872,523
5.00%, 10/01/24 (Call 02/11/20)(a)	3,226	3,286,552
5.88%, 06/01/29 (Call 06/01/24)(a)	1,647	1,798,038
Aston Martin Capital Holdings Ltd., 6.50%, 04/15/22 (Call 03/02/20)(a)(b)	1,165	1,142,748
BCD Acquisition Inc., 9.63%, 09/15/23 (Call 03/02/20)(a)	1,965	2,041,144
Fiat Chrysler Automobiles NV, 5.25%, 04/15/23(b)	3,335	3,568,450
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)	1,641	1,504,797
5.63%, 02/01/23 (Call 03/02/20)(a)	1,050	1,055,250
JB Poindexter & Co. Inc., 7.13%, 04/15/26 (Call 04/15/21)(a)(b)	1,055	1,134,125
Mclaren Finance PLC, 5.75%, 08/01/22 (Call 03/02/20)(a)(b)	522	502,425
Navistar International Corp., 6.63%, 11/01/25 (Call 11/01/20)(a)	3,135	3,278,677
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(a)(b)	5,073	5,123,831
Wabash National Corp., 5.50%, 10/01/25 (Call 10/01/20)(a)(b)	944	934,560

		26,243,120

Auto Parts & Equipment — 1.3%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 08/15/21)(a)(b)	2,636	2,484,430

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Parts & Equipment (continued)
Adient U.S. LLC, 7.00%, 05/15/26 (Call 05/15/22)(a)	$2,394	$2,621,435
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 04/01/20)(b)	1,831	1,871,300
6.25%, 03/15/26 (Call 03/15/21)(b)	1,026	1,043,955
6.50%, 04/01/27 (Call 04/01/22)	1,637	1,673,832
6.63%, 10/15/22 (Call 03/02/20)	1,175	1,189,687
Cooper-Standard Automotive Inc., 5.63%, 11/15/26 (Call 11/15/21)(a)(b)	1,188	1,101,276
Dana Financing Luxembourg Sarl
5.75%, 04/15/25 (Call 04/15/20)(a)(b)	1,497	1,560,622
6.50%, 06/01/26 (Call 06/01/21)(a)(b)	1,022	1,083,320
Dana Inc.
5.38%, 11/15/27 (Call 11/15/22)(b)	905	933,281
5.50%, 12/15/24 (Call 03/02/20)(b)	1,088	1,116,027
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28 (Call 08/01/23)(a)	655	663,188
Delphi Technologies PLC, 5.00%, 10/01/25(a)(b)	2,116	2,343,470
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(b)	1,934	1,992,020
5.00%, 05/31/26 (Call 05/31/21)	2,847	2,957,464
5.13%, 11/15/23 (Call 03/02/20)(b)	2,626	2,658,878
IHO Verwaltungs GmbH (5.50% PIK), 4.75%, 09/15/26 (Call 09/15/21)(a)(b)(c)	1,271	1,312,307
IHO Verwaltungs GmbH (6.75% PIK), 6.00%, 05/15/27 (Call 05/15/22)(a)(b)(c)	1,186	1,260,125
IHO Verwaltungs GmbH (7.13% PIK), 6.38%, 05/15/29 (Call 05/15/24)(a)(c)	1,025	1,117,250
Meritor Inc., 6.25%, 02/15/24 (Call 03/02/20)	1,518	1,555,950
Panther BF Aggregator 2 LP/Panther Finance Co. Inc.
6.25%, 05/15/26 (Call 05/15/22)(a)	2,237	2,399,411
8.50%, 05/15/27 (Call 05/15/22)(a)(b)	5,676	6,101,700
Tenneco Inc., 5.00%, 07/15/26 (Call 07/15/21)	1,454	1,341,315
Titan International Inc., 6.50%, 11/30/23 (Call 03/02/20)	1,019	889,078
Truck Hero Inc., 8.50%, 04/21/24 (Call 04/30/21)(a)	1,119	1,159,564

		44,430,885

Banks — 1.6%
Barclays Bank PLC, 6.28%, (Call 12/15/34)(b)(d)(e)	1,500	1,778,625
CIT Group Inc.
4.13%, 03/09/21 (Call 02/09/21)	518	526,288
4.75%, 02/16/24 (Call 11/16/23)	1,554	1,655,010
5.00%, 08/15/22	2,935	3,118,437
5.00%, 08/01/23	1,835	1,968,038
5.25%, 03/07/25 (Call 12/07/24)	1,658	1,819,655
6.13%, 03/09/28(b)	1,099	1,308,420
Deutsche Bank AG
4.30%, 05/24/28 (Call 05/24/23)(e)	4,461	4,425,028
4.50%, 04/01/25(b)	4,115	4,240,606
Deutsche Bank AG/New York NY, 4.88%, 12/01/32 (Call 12/01/27)(e)	2,761	2,754,760
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)(b)	2,525	3,449,781
Freedom Mortgage Corp.
8.13%, 11/15/24 (Call 11/15/20)(a)	1,337	1,330,315
8.25%, 04/15/25 (Call 04/15/21)(a)	2,022	2,004,307
10.75%, 04/01/24 (Call 04/01/21)(a)(b)	758	791,163
Goldman Sachs Capital I, 6.35%, 02/15/34	2,733	3,707,341
Intesa Sanpaolo SpA
5.02%, 06/26/24(a)	4,657	4,945,136
5.71%, 01/15/26(a)(b)	4,362	4,834,210
Lloyds Bank PLC, 12.00%, (Call 12/16/24)(a)(b)(d)(e)	250	305,680

Security	Par (000)	Value

Banks (continued)
Lloyds Banking Group PLC, 6.41%, (Call 10/01/35)(a)(b)(d)(e)	$500	$595,000
Popular Inc., 6.13%, 09/14/23 (Call 08/14/23)	401	430,574
Provident Funding Associates LP/PFG Finance Corp., 6.38%, 06/15/25 (Call 06/15/20)(a)(b)	758	750,420
RBS Capital Trust II, 6.43%, (Call 01/03/34)(d)(e)	625	889,844
Royal Bank of Scotland Group PLC, 7.65%, (Call 09/30/31)(b)(d)(e)	2,193	3,170,968
Standard Chartered PLC, 7.01%, (Call 07/30/37)(a)(b)(d)(e)	2,000	2,451,680
Synovus Financial Corp., 5.90%, 02/07/29 (Call 02/07/24)(b)(e)	840	900,858

		54,152,144

Beverages — 0.1%
Cott Holdings Inc., 5.50%, 04/01/25 (Call 04/01/20)(a)(b)	2,619	2,717,213

Building Materials — 1.2%
American Woodmark Corp., 4.88%, 03/15/26 (Call 03/15/21)(a)(b)	794	816,828
BMC East LLC, 5.50%, 10/01/24 (Call 02/18/20)(a)	1,163	1,197,890
Boise Cascade Co., 5.63%, 09/01/24 (Call 03/02/20)(a)	961	997,037
Builders FirstSource Inc.
5.63%, 09/01/24 (Call 02/18/20)(a)	1,689	1,751,831
6.75%, 06/01/27 (Call 06/01/22)(a)(b)	1,638	1,793,938
Cornerstone Building Brands Inc., 8.00%, 04/15/26 (Call 04/15/21)(a)(b)	2,017	2,115,329
CPG Merger Sub LLC, 8.00%, 10/01/21 (Call 03/02/20)(a)	949	951,372
Griffon Corp., 5.25%, 03/01/22 (Call 03/02/20)	2,676	2,673,003
James Hardie International Finance DAC
4.75%, 01/15/25 (Call 01/15/21)(a)	944	972,320
5.00%, 01/15/28 (Call 01/15/23)(a)	750	781,650
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 12/15/20)(a)(b)	1,200	1,224,000
4.88%, 12/15/27 (Call 12/15/22)(a)(b)	927	959,445
Louisiana-Pacific Corp., 4.88%, 09/15/24 (Call 03/02/20)(b)	1,395	1,438,594
Masonite International Corp.
5.38%, 02/01/28 (Call 02/01/23)(a)(b)	1,612	1,697,134
5.75%, 09/15/26 (Call 09/15/21)(a)(b)	1,123	1,190,380
Norbord Inc.
5.75%, 07/15/27 (Call 07/15/22)(a)(b)	891	935,550
6.25%, 04/15/23 (Call 01/15/23)(a)(b)	528	571,560
Northwest Hardwoods Inc., 7.50%, 08/01/21 (Call 03/02/20)(a)	50	27,000
Patrick Industries Inc., 7.50%, 10/15/27 (Call 10/15/22)(a)(b)	800	870,000
PGT Innovations Inc., 6.75%, 08/01/26 (Call 08/01/21)(a)(b)	753	805,710
Standard Industries Inc./NJ
4.75%, 01/15/28 (Call 01/15/23)(a)	2,645	2,712,778
5.00%, 02/15/27 (Call 02/15/22)(a)	1,385	1,443,862
5.38%, 11/15/24 (Call 03/02/20)(a)	3,654	3,754,485
5.50%, 02/15/23 (Call 03/02/20)(a)	1,230	1,248,450
6.00%, 10/15/25 (Call 10/15/20)(a)	3,454	3,605,112
Summit Materials LLC/Summit Materials Finance Corp.
5.13%, 06/01/25 (Call 06/01/20)(a)(b)	604	617,590
6.13%, 07/15/23 (Call 02/18/20)	1,966	1,985,660
6.50%, 03/15/27 (Call 03/15/22)(a)	1,020	1,104,150
U.S. Concrete Inc., 6.38%, 06/01/24 (Call 03/02/20)	1,877	1,942,695

		42,185,353

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals — 2.2%
Ashland LLC
4.75%, 08/15/22 (Call 05/15/22)(b)	$256	$269,107
6.88%, 05/15/43 (Call 02/15/43)(b)	869	1,014,558
Atotech Alpha 2 BV (9.5% PIK), 8.75%, 06/01/23 (Call 03/02/20)(a)(c)	606	616,666
Atotech Alpha 3 BV/Alpha U.S. Bidco Inc., 6.25%, 02/01/25 (Call 03/02/20)(a)(b)	1,237	1,263,286
Axalta Coating Systems LLC, 4.88%, 08/15/24 (Call 02/11/20)(a)	1,414	1,456,420
Blue Cube Spinco LLC
9.75%, 10/15/23 (Call 10/15/20)	1,055	1,124,915
10.00%, 10/15/25 (Call 10/15/20)	1,642	1,792,949
CF Industries Inc.
3.45%, 06/01/23	1,042	1,070,655
4.95%, 06/01/43(b)	1,996	2,135,720
5.15%, 03/15/34(b)	1,813	2,094,015
5.38%, 03/15/44	2,204	2,479,059
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)	1,550	1,344,625
6.63%, 05/15/23 (Call 03/02/20)	2,467	2,428,589
7.00%, 05/15/25 (Call 05/15/20)(b)	2,007	1,920,699
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 08/15/20)(a)(b)	1,368	1,316,303
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 02/18/20)(a)	2,024	2,107,490
Element Solutions Inc., 5.88%, 12/01/25 (Call 12/01/20)(a)(b)	2,255	2,330,813
GCP Applied Technologies Inc., 5.50%, 04/15/26 (Call 04/15/21)(a)	782	813,280
HB Fuller Co., 4.00%, 02/15/27 (Call 11/15/26)(b)	618	618,000
Hexion Inc., 7.88%, 07/15/27 (Call 07/15/22)(a)(b)	1,314	1,353,420
INEOS Group Holdings SA, 5.63%, 08/01/24 (Call 03/02/20)(a)(b)	1,259	1,290,475
Ingevity Corp., 4.50%, 02/01/26 (Call 02/01/21)(a)(b)	583	588,830
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC
Holding Inc./Kissner USA, 8.38%, 12/01/22 (Call 03/02/20)(a)	1,055	1,097,200
Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.00%, 04/15/25 (Call 04/15/20)(a)(b)	1,199	1,219,982
Neon Holdings Inc., 10.13%, 04/01/26 (Call 04/01/22)(a)(b)	1,198	1,203,990
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)(a)	2,713	2,753,695
5.00%, 05/01/25 (Call 01/31/25)(a)	941	943,353
5.25%, 08/01/23 (Call 03/02/20)(a)	1,825	1,847,812
5.25%, 06/01/27 (Call 03/03/27)(a)	3,092	3,146,110
Nufarm Australia Ltd./Nufarm Americas Inc., 5.75%, 04/30/26 (Call 04/30/21)(a)	1,112	1,078,640
OCI NV
5.25%, 11/01/24 (Call 11/01/21)(a)	1,435	1,478,050
6.63%, 04/15/23 (Call 04/15/20)(a)	1,981	2,056,278
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)(b)	1,710	1,740,609
5.13%, 09/15/27 (Call 03/15/22)	1,293	1,347,539
5.63%, 08/01/29 (Call 08/01/24)	2,047	2,159,585
PolyOne Corp., 5.25%, 03/15/23(b)	1,098	1,184,468
PQ Corp.
5.75%, 12/15/25 (Call 12/15/20)(a)(b)	715	747,175
6.75%, 11/15/22 (Call 03/02/20)(a)	2,504	2,566,600
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 04/01/20)(a)	1,724	1,706,760

Security	Par (000)	Value

Chemicals (continued)
Rayonier AM Products Inc., 5.50%, 06/01/24 (Call 03/02/20)(a)(b)	$1,317	$987,750
SPCM SA, 4.88%, 09/15/25 (Call 09/15/20)(a)	885	913,763
Starfruit Finco BV/Starfruit U.S. Holdco LLC, 8.00%, 10/01/26 (Call 10/01/21)(a)(b)	1,784	1,850,900
TPC Group Inc., 10.50%, 08/01/24 (Call 08/01/21)(a)	2,747	2,836,277
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 09/01/20)(a)(b)	1,492	1,398,452
Tronox Finance PLC, 5.75%, 10/01/25 (Call 10/01/20)(a)	1,082	1,068,475
Tronox Inc., 6.50%, 04/15/26 (Call 04/15/21)(a)(b)	1,953	1,943,235
Valvoline Inc.
4.38%, 08/15/25 (Call 08/15/20)(b)	851	872,275
5.50%, 07/15/24 (Call 03/02/20)(b)	1,310	1,357,487
Venator Finance Sarl/Venator Materials LLC, 5.75%, 07/15/25 (Call 07/15/20)(a)(b)	1,169	1,069,635
WR Grace & Co.-Conn
5.13%, 10/01/21(a)	1,878	1,950,209
5.63%, 10/01/24(a)(b)	588	648,182

		76,604,360

Coal — 0.2%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 05/01/25 (Call 05/01/20)(a)(b)	1,088	941,120
Foresight Energy LLC/Foresight Energy Finance Corp., 11.50%, 04/01/23 (Call 04/01/20)(a)(f)	425	10,359
Natural Resource Partners LP/NRP Finance Corp., 9.13%, 06/30/25 (Call 10/30/21)(a)(b)	772	698,660
Peabody Energy Corp.
6.00%, 03/31/22 (Call 03/02/20)(a)	742	688,205
6.38%, 03/31/25 (Call 03/31/20)(a)	1,034	858,220
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 06/15/25 (Call 06/15/20)(a)(b)	2,023	1,942,080
Warrior Met Coal Inc., 8.00%, 11/01/24 (Call 11/01/20)(a)	1,122	1,164,075

		6,302,719

Commercial Services — 4.4%
ACE Cash Express Inc., 12.00%, 12/15/22 (Call 03/02/20)(a)	919	751,283
ADT Security Corp. (The)
3.50%, 07/15/22	2,044	2,072,713
4.13%, 06/15/23	1,459	1,482,709
4.88%, 07/15/32(a)	2,224	2,067,875
6.25%, 10/15/21	2,170	2,296,641
Ahern Rentals Inc., 7.38%, 05/15/23 (Call 03/02/20)(a)(b)	1,519	1,203,808
Algeco Global Finance PLC, 8.00%, 02/15/23 (Call 02/15/20)(a)	1,845	1,840,387
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.63%, 07/15/26 (Call 07/15/22)(a)	2,506	2,664,191
9.75%, 07/15/27 (Call 07/15/22)(a)	2,963	3,163,002
AMN Healthcare Inc.
4.63%, 10/01/27 (Call 10/01/22)(a)	1,039	1,049,390
5.13%, 10/01/24 (Call 03/17/20)(a)	1,244	1,282,875
APTIM Corp., 7.75%, 06/15/25 (Call 06/15/20)(a)(b)	1,457	903,340
APX Group Inc.
7.63%, 09/01/23 (Call 03/02/20)(b)	1,119	1,093,823
7.88%, 12/01/22 (Call 03/02/20)	2,815	2,862,892
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(a)(b)	1,810	1,846,200
Autopistas Metropolitanas de Puerto Rico LLC, 6.75%, 06/30/35(a)	772	764,895

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.25%, 03/15/25 (Call 03/15/20)(a)	$1,050	$1,071,000
5.75%, 07/15/27 (Call 07/15/22)(a)(b)	1,343	1,396,720
6.38%, 04/01/24 (Call 03/02/20)(a)	950	980,875
Brink’s Co. (The), 4.63%, 10/15/27 (Call 10/15/22)(a)(b)	1,822	1,858,440
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24 (Call 08/01/21)(a)	1,245	1,293,244
Cardtronics Inc./Cardtronics USA Inc., 5.50%, 05/01/25 (Call 05/01/20)(a)(b)	1,329	1,375,515
Carriage Services Inc., 6.63%, 06/01/26 (Call 06/01/21)(a)	1,437	1,530,405
Cimpress PLC, 7.00%, 06/15/26 (Call 06/15/21)(a)	1,398	1,477,413
Emeco Pty Ltd., 9.25%, 03/31/22 (Call 03/31/20)(a)	562	587,290
Flexi-Van Leasing Inc., 10.00%, 02/15/23 (Call 02/26/20)(a)(b)	500	536,500
Garda World Security Corp., 4.63%, 02/15/27 (Call 02/15/23)(a)	620	613,707
Gartner Inc., 5.13%, 04/01/25 (Call 04/01/20)(a)(b)	2,537	2,637,414
Graham Holdings Co., 5.75%, 06/01/26 (Call 06/01/21)(a)(b)	1,393	1,483,545
GW B-CR Security Corp., 9.50%, 11/01/27 (Call 11/01/22)(a)	2,159	2,304,732
Harsco Corp., 5.75%, 07/31/27 (Call 07/31/22)(a)(b)	1,615	1,651,338
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(a)	3,473	3,628,243
Hertz Corp. (The)
5.50%, 10/15/24 (Call 02/11/20)(a)(b)	2,543	2,580,077
6.00%, 01/15/28 (Call 01/15/23)(a)(b)	2,521	2,543,059
6.25%, 10/15/22 (Call 03/02/20)	1,651	1,667,510
7.13%, 08/01/26 (Call 08/01/22)(a)	1,567	1,664,937
7.63%, 06/01/22 (Call 03/02/20)(a)(b)	1,146	1,181,813
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23 (Call 03/02/20)(a)(b)	3,820	3,925,050
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/22)(a)	1,296	1,300,990
Laureate Education Inc., 8.25%, 05/01/25 (Call 05/01/20)(a)(b)	2,711	2,904,159
LSC Communications Inc., 8.75%, 10/15/23 (Call 03/02/20)(a)	950	511,813
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance Inc., 7.88%, 10/01/22 (Call 02/18/20)(a)(b)	1,078	1,030,838
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (Call 03/02/20)(a)	4,367	4,229,964
Nielsen Co Luxembourg SARL (The), 5.50%, 10/01/21 (Call 03/02/20)(a)	1,375	1,377,063
Nielsen Co Luxembourg SARL/The, 5.00%, 02/01/25 (Call 03/02/20)(a)(b)	1,481	1,507,095
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22 (Call 03/02/20)(a)	6,710	6,718,387
Prime Security Services Borrower LLC/Prime Finance Inc.
5.25%, 04/15/24(a)	2,395	2,496,787
5.75%, 04/15/26(a)	3,946	4,163,030
6.25%, 01/15/28 (Call 01/15/23)(a)	3,365	3,323,779
9.25%, 05/15/23 (Call 02/15/20)(a)	3,237	3,390,757
Refinitiv U.S. Holdings Inc.
6.25%, 05/15/26 (Call 11/15/21)(a)	2,945	3,184,428
8.25%, 11/15/26 (Call 11/15/21)(a)	5,037	5,610,211
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 03/02/20)(a)(b)	1,638	1,701,472
RR Donnelley & Sons Co.
6.00%, 04/01/24	660	673,200
6.50%, 11/15/23(b)	1,116	1,129,950

Security	Par (000)	Value

Commercial Services (continued)
Service Corp. International/U.S.
4.63%, 12/15/27 (Call 12/15/22)(b)	$1,219	$1,274,647
5.13%, 06/01/29 (Call 06/01/24)	2,535	2,699,521
5.38%, 05/15/24 (Call 03/02/20)	2,046	2,096,511
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 02/11/20)(a)	1,936	2,000,798
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/22)(a)	1,709	1,740,873
Team Health Holdings Inc., 6.38%, 02/01/25 (Call 02/18/20)(a)(b)	2,111	1,240,276
United Rentals North America Inc.
3.88%, 11/15/27 (Call 11/15/22)	1,811	1,829,110
4.63%, 10/15/25 (Call 10/15/20)	2,405	2,457,609
4.88%, 01/15/28 (Call 01/15/23)	5,188	5,408,490
5.25%, 01/15/30 (Call 01/15/25)(b)	1,860	1,996,710
5.50%, 07/15/25 (Call 07/15/20)	2,795	2,891,986
5.50%, 05/15/27 (Call 05/15/22)	3,263	3,466,285
5.88%, 09/15/26 (Call 09/15/21)	2,576	2,740,220
6.50%, 12/15/26 (Call 12/15/21)	2,536	2,754,730
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(a)	3,277	3,563,737
WEX Inc., 4.75%, 02/01/23 (Call 03/02/20)(a)	1,233	1,245,330
WW International Inc., 8.63%, 12/01/25 (Call 12/01/20)(a)	1,111	1,160,995

		151,156,602

Computers — 1.3%
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(a)(b)	4,144	4,251,951
Booz Allen Hamilton Inc., 5.13%, 05/01/25 (Call 05/01/20)(a)	1,376	1,413,840
Dell Inc.
4.63%, 04/01/21	800	817,000
5.40%, 09/10/40	657	676,710
6.50%, 04/15/38(b)	1,316	1,465,958
7.10%, 04/15/28(b)	419	507,040
Dell International LLC/EMC Corp.
5.88%, 06/15/21 (Call 02/18/20)(a)	1,784	1,801,840
7.13%, 06/15/24 (Call 02/18/20)(a)	4,301	4,521,426
Diebold Nixdorf Inc., 8.50%, 04/15/24 (Call 03/02/20)(b)	1,174	1,127,040
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)(b)	3,313	3,359,515
Everi Payments Inc., 7.50%, 12/15/25 (Call 12/15/20)(a)	832	888,160
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/15/20)(a)	1,759	677,215
Harland Clarke Holdings Corp.
8.38%, 08/15/22 (Call 03/02/20)(a)	2,240	1,947,456
9.25%, 03/01/21 (Call 03/02/20)(a)(b)	925	927,313
MTS Systems Corp., 5.75%, 08/15/27 (Call 08/15/22)(a)	1,225	1,286,250
NCR Corp.
5.00%, 07/15/22 (Call 03/02/20)	2,120	2,140,564
5.75%, 09/01/27 (Call 09/01/22)(a)	1,545	1,645,742
6.13%, 09/01/29 (Call 09/01/24)(a)	1,480	1,614,902
6.38%, 12/15/23 (Call 03/02/20)(b)	1,650	1,691,712
Presidio Holdings Inc.
4.88%, 02/01/27 (Call 02/01/23)(a)	1,345	1,344,798
8.25%, 02/01/28 (Call 02/01/23)(a)(b)	1,030	1,058,325
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25 (Call 06/01/20)(a)	3,066	3,173,310
Unisys Corp., 10.75%, 04/15/22 (Call 04/15/20)(a)	300	320,250
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(b)	6,560	7,002,800

		45,661,117

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care — 0.4%
Avon International Capital PLC, 6.50%, 08/15/22 (Call 03/02/20)(a)	$1,453	$1,503,855
Avon International Operations Inc., 7.88%, 08/15/22 (Call 03/02/20)(a)	1,869	1,939,087
Avon Products Inc., 7.00%, 03/15/23	1,473	1,616,618
Coty Inc., 6.50%, 04/15/26 (Call 04/15/21)(a)(b)	1,749	1,823,332
Edgewell Personal Care Co.
4.70%, 05/19/21	1,230	1,254,600
4.70%, 05/24/22(b)	1,350	1,390,519
First Quality Finance Co. Inc., 5.00%, 07/01/25 (Call 02/19/20)(a)(b)	1,251	1,307,295
High Ridge Brands Co., 8.88%, 03/15/25 (Call 03/15/20)(a)(f)	6	15
Revlon Consumer Products Corp.
5.75%, 02/15/21 (Call 03/02/20)(b)	676	594,880
6.25%, 08/01/24 (Call 03/02/20)	749	340,795
Walnut Bidco PLC, 9.13%, 08/01/24 (Call 08/01/21)(a)(b)	700	724,500

		12,495,496

Distribution & Wholesale — 1.0%
American Builders & Contractors Supply Co. Inc.
4.00%, 01/15/28 (Call 01/15/23)(a)	1,941	1,956,994
5.88%, 05/15/26 (Call 05/15/21)(a)	2,360	2,483,900
Anixter Inc.
5.13%, 10/01/21	852	887,145
5.50%, 03/01/23	818	867,080
6.00%, 12/01/25 (Call 09/01/25)(b)	756	801,360
Core & Main Holdings LP (9.38% PIK), 8.63%, 09/15/24 (Call 09/15/20)(a)(b)(c)	589	614,033
Core & Main LP, 6.13%, 08/15/25 (Call 08/15/20)(a)(b)	1,696	1,742,420
H&E Equipment Services Inc., 5.63%, 09/01/25 (Call 09/01/20)(b)	2,733	2,849,152
HD Supply Inc., 5.38%, 10/15/26 (Call 10/15/21)(a)(b)	2,389	2,532,340
IAA Inc., 5.50%, 06/15/27 (Call 06/15/22)(a)(b)	1,859	1,972,678
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 06/01/20)(a)(b)	3,083	3,162,634
Performance Food Group Inc.
5.50%, 06/01/24 (Call 02/11/20)(a)	1,417	1,445,340
5.50%, 10/15/27 (Call 10/15/22)(a)	3,237	3,406,942
Resideo Funding Inc., 6.13%, 11/01/26 (Call 11/01/21)(a)(b)	1,244	1,222,168
Univar Solutions USA Inc., 5.13%, 12/01/27 (Call 12/01/22)(a)(b)	1,515	1,571,812
Wolverine Escrow LLC
8.50%, 11/15/24 (Call 11/15/21)(a)(b)	1,712	1,760,501
9.00%, 11/15/26 (Call 11/15/22)(a)	2,775	2,882,337
13.13%, 11/15/27 (Call 11/15/22)(a)	1,505	1,550,150

		33,708,986

Diversified Financial Services — 2.9%
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(b)(e)	1,600	1,712,000
AG Issuer LLC, 6.25%, 03/01/28 (Call 03/01/23)(a)	460	460,000
AG Merger Sub II Inc., 10.75%, 08/01/27 (Call 08/01/22)(a)	870	922,200
Ally Financial Inc.
5.13%, 09/30/24	1,000	1,113,200
5.75%, 11/20/25 (Call 10/21/25)(b)	2,493	2,833,818
CNG Holdings Inc., 12.50%, 06/15/24 (Call 06/15/21)(a)	764	725,800
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 12/31/21)(a)(b)	545	569,525
6.63%, 03/15/26 (Call 03/15/22)(a)	1,490	1,605,475

Security	Par (000)	Value

Diversified Financial Services (continued)
7.38%, 03/15/23 (Call 03/02/20)(b)	$819	$835,380
Curo Group Holdings Corp., 8.25%, 09/01/25 (Call 09/01/21)(a)(b)	1,914	1,687,516
Enova International Inc.
8.50%, 09/01/24 (Call 09/01/20)(a)	567	557,078
8.50%, 09/15/25 (Call 09/15/21)(a)(b)	1,240	1,230,489
Fairstone Financial Inc., 7.88%, 07/15/24 (Call 07/15/21)(a)	923	997,994
Global Aircraft Leasing Co Ltd. (7.25% PIK), 6.50%, 09/15/24 (Call 09/15/21)(a)(b)(c)	4,594	4,789,245
goeasy Ltd., 5.38%, 12/01/24 (Call 12/01/21)(a)	1,828	1,871,415
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.25%, 06/03/26 (Call 06/01/22)(a)(b)	1,075	1,131,438
7.25%, 08/15/24 (Call 08/15/20)(a)(b)	925	952,750
LPL Holdings Inc.
4.63%, 11/15/27 (Call 11/15/22)(a)	1,234	1,255,595
5.75%, 09/15/25 (Call 03/15/20)(a)	2,992	3,119,160
Nationstar Mortgage Holdings Inc.
6.00%, 01/15/27 (Call 01/15/23)(a)	1,615	1,643,537
8.13%, 07/15/23 (Call 07/15/20)(a)(b)	3,064	3,240,180
9.13%, 07/15/26 (Call 07/15/21)(a)	2,593	2,879,397
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 07/01/21 (Call 02/15/20)(b)	1,030	1,030,515
Navient Corp.
5.00%, 03/15/27 (Call 09/15/26)	1,900	1,895,250
5.50%, 01/25/23	2,862	2,990,790
5.63%, 08/01/33	1,789	1,623,517
5.88%, 10/25/24	1,611	1,699,476
6.13%, 03/25/24(b)	2,309	2,459,824
6.50%, 06/15/22	2,452	2,605,250
6.63%, 07/26/21	1,791	1,887,445
6.75%, 06/25/25(b)	1,419	1,543,162
6.75%, 06/15/26(b)	1,495	1,622,075
7.25%, 01/25/22	2,214	2,374,515
7.25%, 09/25/23	1,635	1,806,675
NFP Corp.
6.88%, 07/15/25 (Call 07/15/20)(a)(b)	1,675	1,703,492
8.00%, 07/15/25 (Call 07/15/20)(a)(b)	1,075	1,114,990
Ocwen Loan Servicing LLC, 8.38%, 11/15/22 (Call 03/02/20)(a)	956	831,720
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 12/15/22 (Call 03/02/20)(a)	1,163	1,194,982
Quicken Loans Inc.
5.25%, 01/15/28 (Call 01/15/23)(a)	2,699	2,793,465
5.75%, 05/01/25 (Call 05/01/20)(a)	3,670	3,798,450
Springleaf Finance Corp.
5.38%, 11/15/29 (Call 05/15/29)	2,314	2,406,329
5.63%, 03/15/23	2,263	2,421,410
6.13%, 05/15/22	2,632	2,803,080
6.13%, 03/15/24 (Call 09/15/23)(b)	3,682	3,994,970
6.63%, 01/15/28 (Call 07/15/27)	2,506	2,819,250
6.88%, 03/15/25	3,786	4,268,715
7.13%, 03/15/26	3,885	4,457,455
7.75%, 10/01/21	1,850	1,991,099
8.25%, 10/01/23(b)	463	538,238
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 04/01/20)(a)	1,114	1,040,198
Voyager Aviation Holdings LLC/Voyager Finance Co., 8.50%, 08/15/21 (Call 03/02/20)(a)	1,118	1,143,155

		98,992,684

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric — 2.3%
AES Corp./VA
4.00%, 03/15/21	$826	$835,706
4.50%, 03/15/23 (Call 03/15/20)(b)	1,483	1,511,948
4.88%, 05/15/23 (Call 03/02/20)(b)	1,670	1,690,875
5.13%, 09/01/27 (Call 09/01/22)	1,541	1,626,834
5.50%, 04/15/25 (Call 04/15/20)	2,129	2,195,531
6.00%, 05/15/26 (Call 05/15/21)	1,454	1,532,153
Calpine Corp.
4.50%, 02/15/28 (Call 02/15/23)(a)	3,255	3,238,725
5.13%, 03/15/28 (Call 03/15/23)(a)	3,998	3,970,514
5.25%, 06/01/26 (Call 06/01/21)(a)	3,337	3,445,786
5.50%, 02/01/24 (Call 03/02/20)	2,191	2,219,483
5.75%, 01/15/25 (Call 03/02/20)(b)	3,838	3,945,541
Clearway Energy Operating LLC
4.75%, 03/15/28 (Call 03/15/23)(a)(b)	1,615	1,661,593
5.00%, 09/15/26 (Call 09/15/21)	1,086	1,118,580
5.75%, 10/15/25 (Call 10/15/21)	2,049	2,153,499
DPL Inc.
4.35%, 04/15/29 (Call 01/15/29)(a)(b)	1,256	1,249,918
7.25%, 10/15/21 (Call 07/15/21)(b)	350	371,000
Drax Finco PLC, 6.63%, 11/01/25 (Call 05/01/21)(a)(b)	1,906	2,016,510
Emera Inc., Series 16-A, 6.75%, 06/15/76 (Call 06/15/26)(b)(e)	2,931	3,371,236
InterGen NV, 7.00%, 06/30/23 (Call 03/02/20)(a)	1,026	1,010,610
Midland Cogeneration Venture LP, 6.00%, 03/15/25(a)(b)	509	516,130
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)	1,476	1,490,760
4.25%, 07/15/24 (Call 04/15/24)(a)	1,731	1,804,948
4.25%, 09/15/24 (Call 07/15/24)(a)	1,657	1,725,351
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	1,475	1,538,211
NRG Energy Inc.
5.25%, 06/15/29 (Call 06/15/24)(a)	1,876	2,021,671
5.75%, 01/15/28 (Call 01/15/23)	2,438	2,624,019
6.63%, 01/15/27 (Call 07/15/21)	3,567	3,834,525
7.25%, 05/15/26 (Call 05/15/21)	3,277	3,547,418
NSG Holdings LLC/NSG Holdings Inc., 7.75%, 12/15/25(a)	218	243,124
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 06/01/20)	1,705	1,329,900
6.63%, 01/15/28 (Call 01/15/23)(a)	1,085	1,085,000
7.25%, 05/15/27 (Call 05/15/22)(a)	1,953	2,001,825
10.50%, 01/15/26 (Call 01/15/22)(a)	1,749	1,551,328
Terraform Global Operating LLC, 6.13%, 03/01/26 (Call 03/01/21)(a)	840	875,700
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	700	728,014
6.50%, 03/15/40(b)	908	939,617
Vistra Energy Corp., 5.88%, 06/01/23 (Call 03/02/20)	1,374	1,398,073
Vistra Operations Co. LLC
5.00%, 07/31/27 (Call 07/31/22)(a)	3,782	3,895,460
5.50%, 09/01/26 (Call 09/01/21)(a)	2,988	3,107,520
5.63%, 02/15/27 (Call 02/15/22)(a)	3,606	3,750,240

		79,174,876

Electrical Components & Equipment — 0.3%
Energizer Holdings Inc.
5.50%, 06/15/25 (Call 06/15/20)(a)	1,845	1,904,962
6.38%, 07/15/26 (Call 07/15/21)(a)(b)	1,866	1,987,383
7.75%, 01/15/27 (Call 01/15/22)(a)(b)	1,842	2,030,897
EnerSys
4.38%, 12/15/27 (Call 09/15/27)(a)	1,078	1,075,305
5.00%, 04/30/23 (Call 01/30/23)(a)(b)	465	489,413

Security	Par (000)	Value

Electrical Components & Equipment (continued)
WESCO Distribution Inc.
5.38%, 12/15/21 (Call 03/02/20)	$618	$621,090
5.38%, 06/15/24 (Call 03/02/20)(b)	1,125	1,161,563

		9,270,613

Electronics — 0.3%
Ingram Micro Inc.
5.00%, 08/10/22 (Call 02/10/22)	500	516,557
5.45%, 12/15/24 (Call 09/15/24)(b)	1,522	1,625,426
Itron Inc., 5.00%, 01/15/26 (Call 01/15/21)(a)(b)	1,092	1,135,680
Sensata Technologies BV
4.88%, 10/15/23(a)	1,141	1,215,165
5.00%, 10/01/25(a)	2,033	2,200,722
5.63%, 11/01/24(a)	952	1,051,960
Sensata Technologies Inc., 4.38%, 02/15/30 (Call 11/15/29)(a)(b)	1,026	1,039,902
TTM Technologies Inc., 5.63%, 10/01/25 (Call 10/01/20)(a)(b)	859	894,219

		9,679,631

Energy – Alternate Sources — 0.3%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 11/15/21)(a)	2,040	2,176,211
Pattern Energy Group Inc., 5.88%, 02/01/24 (Call 03/02/20)(a)	1,094	1,124,085
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)(a)	1,432	1,471,910
4.75%, 01/15/30 (Call 01/15/25)(a)	2,045	2,154,939
5.00%, 01/31/28 (Call 07/31/27)(a)	1,736	1,874,880
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)(b)	1,599	1,833,090

		10,635,115

Engineering & Construction — 0.5%
AECOM
5.13%, 03/15/27 (Call 12/15/26)	2,977	3,177,352
5.88%, 10/15/24 (Call 07/15/24)	1,879	2,082,871
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/20)(a)	2,801	2,807,638
frontdoor Inc., 6.75%, 08/15/26 (Call 08/15/21)(a)	1,028	1,123,763
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/22 (Call 05/15/20)	928	974,400
MasTec Inc., 4.88%, 03/15/23 (Call 03/02/20)	1,300	1,313,000
New Enterprise Stone & Lime Co. Inc., 6.25%, 03/15/26 (Call 03/15/21)(a)(b)	1,511	1,578,995
TopBuild Corp., 5.63%, 05/01/26 (Call 05/01/21)(a)	1,035	1,078,988
Tutor Perini Corp., 6.88%, 05/01/25 (Call 05/01/20)(a)(b)	1,452	1,364,880
Weekley Homes LLC/Weekley Finance Corp., 6.63%, 08/15/25 (Call 08/15/20)(b)	717	747,473

		16,249,360

Entertainment — 2.4%
AMC Entertainment Holdings Inc.
5.75%, 06/15/25 (Call 06/15/20)(b)	1,793	1,595,770
5.88%, 11/15/26 (Call 11/15/21)(b)	1,597	1,381,405
6.13%, 05/15/27 (Call 05/15/22)(b)	1,413	1,201,050
Boyne USA Inc., 7.25%, 05/01/25 (Call 05/01/21)(a)	1,247	1,352,995
Caesars Resort Collection LLC/CRC Finco Inc., 5.25%, 10/15/25 (Call 10/15/20)(a)	4,920	4,993,308
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(a)	1,527	1,610,985
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 03/02/20)	1,635	1,675,364

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.38%, 04/15/27 (Call 04/15/22)	$1,542	$1,633,140
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)	1,565	1,611,950
5.50%, 04/01/27 (Call 04/01/22)(a)	1,837	1,938,035
Cinemark USA Inc.
4.88%, 06/01/23 (Call 03/02/20)	1,944	1,968,300
5.13%, 12/15/22 (Call 03/02/20)	981	990,810
Cirsa Finance International Sarl, 7.88%, 12/20/23 (Call 06/20/20)(a)	1,166	1,226,128
Codere Finance 2 Luxembourg SA, 7.63%, 11/01/21 (Call 03/02/20)(a)	652	616,140
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/23 (Call 03/02/20)(a)	100	104,000
Eldorado Resorts Inc.
6.00%, 04/01/25 (Call 04/01/20)	3,150	3,296,254
6.00%, 09/15/26 (Call 09/15/21)	1,494	1,637,798
7.00%, 08/01/23 (Call 03/02/20)	388	401,174
Enterprise Development Authority (The), 12.00%, 07/15/24 (Call 07/15/21)(a)(b)	963	1,104,243
Gateway Casinos & Entertainment Ltd., 8.25%, 03/01/24 (Call 03/02/20)(a)(b)	779	811,461
Golden Entertainment Inc., 7.63%, 04/15/26 (Call 04/15/22)(a)(b)	861	929,023
International Game Technology PLC
6.25%, 02/15/22 (Call 08/15/21)(a)	3,852	4,034,970
6.25%, 01/15/27 (Call 07/15/26)(a)	2,405	2,699,612
6.50%, 02/15/25 (Call 08/15/24)(a)(b)	2,309	2,603,398
Jacobs Entertainment Inc., 7.88%, 02/01/24 (Call 03/02/20)(a)(b)	1,122	1,189,090
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (Call 03/02/20)(a)	1,392	1,360,680
6.38%, 02/01/24 (Call 02/01/21)(a)	1,806	1,815,030
Live Nation Entertainment Inc.
4.75%, 10/15/27 (Call 10/15/22)(a)	3,085	3,173,848
4.88%, 11/01/24 (Call 02/06/20)(a)	1,215	1,255,824
5.63%, 03/15/26 (Call 03/15/21)(a)(b)	372	396,180
Merlin Entertainments PLC, 5.75%, 06/15/26 (Call 03/17/26)(a)	720	786,600
Mohegan Gaming & Entertainment, 7.88%, 10/15/24 (Call 02/18/20)(a)	1,620	1,644,300
Motion Bondco DAC, 6.63%, 11/15/27 (Call 11/15/22)(a)(b)	1,290	1,370,625
Penn National Gaming Inc., 5.63%, 01/15/27 (Call 01/15/22)(a)(b)	1,537	1,613,243
Scientific Games International Inc.
5.00%, 10/15/25 (Call 10/15/20)(a)	3,245	3,337,353
6.63%, 05/15/21 (Call 03/02/20)	1,066	1,071,330
7.00%, 05/15/28 (Call 05/15/23)(a)	1,805	1,904,798
7.25%, 11/15/29 (Call 11/15/24)(a)(b)	1,537	1,648,433
8.25%, 03/15/26 (Call 03/15/22)(a)	3,374	3,660,790
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 03/02/20)(a)	2,826	2,886,052
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	1,680	1,739,052
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27 (Call 11/01/22)(a)(b)	1,095	1,103,213
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(a)(b)	3,157	3,429,291
Twin River Worldwide Holdings Inc., 6.75%, 06/01/27 (Call 06/01/22)(a)(b)	1,066	1,124,630

Security	Par (000)	Value

Entertainment (continued)
WMG Acquisition Corp.
5.00%, 08/01/23 (Call 03/02/20)(a)	$865	$882,300
5.50%, 04/15/26 (Call 04/15/21)(a)	730	768,325
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29 (Call 07/01/29)(a)	2,151	2,231,663

		81,809,963

Environmental Control — 0.6%
Advanced Disposal Services Inc., 5.63%, 11/15/24 (Call 03/02/20)(a)	1,300	1,353,950
Clean Harbors Inc.
4.88%, 07/15/27 (Call 07/15/22)(a)(b)	1,469	1,545,976
5.13%, 07/15/29 (Call 07/15/24)(a)(b)	716	762,540
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/02/20)	1,439	1,464,182
5.88%, 07/01/25 (Call 07/01/20)	1,240	1,286,113
6.00%, 01/01/27 (Call 01/01/22)	1,134	1,175,623
GFL Environmental Inc.
5.13%, 12/15/26 (Call 12/15/22)(a)	1,090	1,122,537
5.38%, 03/01/23 (Call 03/02/20)(a)	867	885,424
5.63%, 05/01/22 (Call 03/02/20)(a)	1,013	1,023,130
7.00%, 06/01/26 (Call 06/01/21)(a)	2,344	2,442,917
8.50%, 05/01/27 (Call 05/01/22)(a)	1,934	2,108,060
Stericycle Inc., 5.38%, 07/15/24 (Call 07/15/21)(a)(b)	1,660	1,737,638
Tervita Corp., 7.63%, 12/01/21 (Call 03/02/20)(a)	1,811	1,842,692
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 02/15/21)(a)(b)	1,390	1,428,023

		20,178,805

Food — 1.9%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.50%, 02/15/23 (Call 12/15/22)(a)	910	926,089
4.63%, 01/15/27 (Call 01/15/23)(a)(b)	2,325	2,357,271
4.88%, 02/15/30 (Call 02/15/25)(a)	1,310	1,344,689
5.75%, 03/15/25 (Call 03/02/20)	3,227	3,340,010
5.88%, 02/15/28 (Call 08/15/22)(a)	1,958	2,090,165
6.63%, 06/15/24 (Call 03/02/20)	2,945	3,062,800
7.50%, 03/15/26 (Call 03/15/22)(a)	1,721	1,906,007
B&G Foods Inc.
5.25%, 04/01/25 (Call 04/01/20)	2,533	2,585,889
5.25%, 09/15/27 (Call 03/01/22)(b)	1,648	1,643,880
C&S Group Enterprises LLC, 5.38%, 07/15/22 (Call 03/02/20)(a)(b)	1,049	1,052,934
Chobani LLC/Chobani Finance Corp. Inc., 7.50%, 04/15/25 (Call 04/15/20)(a)(b)	1,620	1,611,284
Clearwater Seafoods Inc., 6.88%, 05/01/25 (Call 05/01/20)(a)	673	701,044
Dole Food Co. Inc., 7.25%, 06/15/25 (Call 06/15/20)(a)	797	777,075
FAGE International SA/FAGE USA Dairy Industry Inc., 5.63%, 08/15/26 (Call 08/15/21)(a)(b)	1,211	1,123,202
Fresh Market Inc. (The), 9.75%, 05/01/23 (Call 03/02/20)(a)	1,018	493,730
H-Food Holdings LLC/Hearthside Finance Co. Inc., 8.50%, 06/01/26 (Call 06/01/21)(a)(b)	1,005	881,887
Ingles Markets Inc., 5.75%, 06/15/23 (Call 03/02/20)	1,420	1,444,254
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(a)	1,973	2,071,650
4.88%, 11/01/26 (Call 11/01/21)(a)(b)	2,386	2,515,739
New Albertsons LP, 7.45%, 08/01/29(b)	673	711,698

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)(a)	$2,910	$2,990,025
5.88%, 09/30/27 (Call 09/30/22)(a)	2,501	2,652,811
Post Holdings Inc.
5.00%, 08/15/26 (Call 08/15/21)(a)	4,221	4,358,182
5.50%, 03/01/25 (Call 03/01/20)(a)	3,001	3,108,526
5.50%, 12/15/29 (Call 12/15/24)(a)(b)	1,968	2,083,423
5.63%, 01/15/28 (Call 12/01/22)(a)(b)	3,286	3,474,945
5.75%, 03/01/27 (Call 03/01/22)(a)	3,582	3,779,010
Safeway Inc., 7.25%, 02/01/31	606	654,480
Sigma Holdco BV, 7.88%, 05/15/26 (Call 05/15/21)(a)(b)	1,511	1,556,330
Simmons Foods Inc.
5.75%, 11/01/24 (Call 11/01/20)(a)(b)	1,694	1,710,940
7.75%, 01/15/24 (Call 01/15/21)(a)	531	568,170
TreeHouse Foods Inc.
4.88%, 03/15/22 (Call 03/02/20)	1,212	1,212,000
6.00%, 02/15/24 (Call 03/02/20)(a)	2,142	2,200,905
U.S. Foods Inc., 5.88%, 06/15/24 (Call 03/02/20)(a)	2,087	2,134,229

		65,125,273

Food Service — 0.2%
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)	1,254	1,304,160
5.00%, 04/01/25 (Call 04/01/20)(a)	1,756	1,829,348
5.00%, 02/01/28 (Call 02/01/23)(a)	3,416	3,578,260

		6,711,768

Forest Products & Paper — 0.2%
Clearwater Paper Corp.
4.50%, 02/01/23 (Call 03/02/20)(b)	925	929,625
5.38%, 02/01/25(a)(b)	730	759,200
Mercer International Inc.
5.50%, 01/15/26 (Call 01/15/21)(b)	1,002	1,013,222
6.50%, 02/01/24 (Call 03/02/20)(b)	350	361,375
7.38%, 01/15/25 (Call 01/15/21)	1,725	1,824,912
Resolute Forest Products Inc., 5.88%, 05/15/23 (Call 03/02/20)(b)	1,000	1,005,000
Schweitzer-Mauduit International Inc., 6.88%, 10/01/26 (Call 10/01/21)(a)	940	1,010,500
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25(b)	443	555,965

		7,459,799

Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	2,239	2,395,730
5.63%, 05/20/24 (Call 03/20/24)	1,825	1,939,427
5.75%, 05/20/27 (Call 02/20/27)	1,369	1,495,633
5.88%, 08/20/26 (Call 05/20/26)	1,948	2,132,086
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (Call 03/31/20)(a)	1,283	1,253,331

		9,216,207

Hand & Machine Tools — 0.1%
Apex Tool Group LLC/BC Mountain Finance Inc., 9.00%, 02/15/23 (Call 03/02/20)(a)(b)	816	752,760
Colfax Corp.
6.00%, 02/15/24 (Call 02/15/21)(a)	1,851	1,948,770
6.38%, 02/15/26 (Call 02/15/22)(a)	1,387	1,489,291
Werner FinCo LP/Werner FinCo Inc., 8.75%, 07/15/25 (Call 07/15/20)(a)	626	613,480

		4,804,301

Security	Par (000)	Value

Health Care – Products — 0.7%
Avantor Inc.
6.00%, 10/01/24 (Call 10/01/20)(a)	$4,114	$4,371,125
9.00%, 10/01/25 (Call 10/01/20)(a)	5,853	6,468,736
Hill-Rom Holdings Inc.
4.38%, 09/15/27 (Call 09/15/22)(a)(b)	1,135	1,160,537
5.00%, 02/15/25 (Call 03/02/20)(a)(b)	809	836,304
Hologic Inc.
4.38%, 10/15/25 (Call 10/15/20)(a)	3,164	3,221,996
4.63%, 02/01/28 (Call 02/01/23)(a)	780	820,642
Immucor Inc., 11.13%, 02/15/22 (Call 03/02/20)(a)(b)	1,097	1,086,030
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
6.63%, 05/15/22 (Call 03/02/20)(a)	746	743,202
7.25%, 02/01/28 (Call 02/01/23)(a)	1,690	1,719,795
Teleflex Inc.
4.63%, 11/15/27 (Call 11/15/22)	1,520	1,599,800
4.88%, 06/01/26 (Call 06/01/21)	1,300	1,355,250

		23,383,417

Health Care – Services — 6.5%
Acadia Healthcare Co. Inc.
5.13%, 07/01/22 (Call 03/02/20)(b)	1,061	1,062,326
5.63%, 02/15/23 (Call 03/02/20)	2,225	2,254,659
6.50%, 03/01/24 (Call 03/02/20)(b)	960	988,500
AHP Health Partners Inc., 9.75%, 07/15/26 (Call 07/15/21)(a)(b)	1,492	1,626,280
Air Medical Group Holdings Inc., 6.38%, 05/15/23 (Call 03/02/20)(a)	975	909,188
ASP AMC Merger Sub Inc., 8.00%, 05/15/25 (Call 05/15/20)(a)	867	585,225
BCPE Cycle Merger Sub II Inc., 10.63%, 07/15/27 (Call 07/15/22)(a)	1,443	1,487,091
Catalent Pharma Solutions Inc.
4.88%, 01/15/26 (Call 10/15/20)(a)	1,025	1,053,188
5.00%, 07/15/27 (Call 07/15/22)(a)(b)	1,606	1,690,556
Centene Corp.
4.25%, 12/15/27 (Call 12/15/22)(a)	7,125	7,427,812
4.63%, 12/15/29 (Call 12/15/24)(a)	9,797	10,530,795
4.75%, 05/15/22 (Call 03/02/20)	2,341	2,382,055
4.75%, 01/15/25 (Call 03/02/20)	3,735	3,854,819
4.75%, 01/15/25 (Call 03/02/20)(a)	1,950	2,012,556
5.25%, 04/01/25 (Call 04/01/20)(a)	3,039	3,149,164
5.38%, 06/01/26 (Call 06/01/21)(a)	5,086	5,410,232
5.38%, 08/15/26 (Call 08/15/21)(a)	1,926	2,046,375
6.13%, 02/15/24 (Call 03/02/20)	2,043	2,109,397
Charles River Laboratories International Inc.
4.25%, 05/01/28 (Call 05/01/23)(a)	1,537	1,559,409
5.50%, 04/01/26 (Call 04/01/21)(a)	1,510	1,606,263
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 02/22/20)	2,282	2,283,826
6.25%, 03/31/23 (Call 03/31/20)	8,618	8,790,360
6.88%, 04/01/28 (Call 04/01/23)(a)	3,882	2,368,020
8.00%, 03/15/26 (Call 03/15/22)(a)	5,800	6,044,760
8.00%, 12/15/27 (Call 12/15/22)(a)	2,332	2,410,705
8.13%, 06/30/24 (Call 06/30/21)(a)	3,810	3,423,247
8.63%, 01/15/24 (Call 01/15/21)(a)	3,094	3,287,375
9.88%, 06/30/23 (Call 06/30/20)(a)(g)	4,836	4,545,840
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)(b)	4,414	4,520,510
5.13%, 07/15/24 (Call 02/18/20)	5,378	5,499,005

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Services (continued)
Eagle Holding Co. II LLC (8.38% PIK), 7.63%, 05/15/22 (Call 03/02/20)(a)(b)(c)	$1,866	$1,884,660
Eagle Holding Co. II LLC (8.50% PIK), 7.75%, 05/15/22 (Call 03/02/20)(a)(b)(c)	2,767	2,794,670
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)	1,710	1,761,368
4.75%, 02/01/30 (Call 02/01/25)	1,375	1,430,000
5.13%, 03/15/23 (Call 03/02/20)	1,182	1,199,730
5.75%, 11/01/24 (Call 03/02/20)	1,238	1,253,141
5.75%, 09/15/25 (Call 09/15/20)	1,075	1,118,000
Envision Healthcare Corp., 8.75%, 10/15/26 (Call 10/15/21)(a)(b)	3,171	1,912,113
Hadrian Merger Sub Inc., 8.50%, 05/01/26 (Call 05/01/21)(a)(b)	1,039	1,067,573
HCA Healthcare Inc., 6.25%, 02/15/21	1,598	1,652,768
HCA Inc.
5.38%, 02/01/25	7,599	8,492,642
5.38%, 09/01/26 (Call 03/01/26)	2,686	3,021,884
5.63%, 09/01/28 (Call 03/01/28)	4,123	4,777,526
5.88%, 05/01/23	3,255	3,578,221
5.88%, 02/15/26 (Call 08/15/25)	4,032	4,631,760
5.88%, 02/01/29 (Call 08/01/28)(b)	3,212	3,790,481
7.50%, 02/15/22	4,983	5,469,789
7.50%, 11/06/33(b)	600	759,000
7.69%, 06/15/25	385	468,141
Magellan Health Inc., 4.90%, 09/22/24 (Call 07/22/24)	1,184	1,232,840
MEDNAX Inc.
5.25%, 12/01/23 (Call 03/02/20)(a)(b)	2,015	2,055,300
6.25%, 01/15/27 (Call 01/15/22)(a)	2,903	2,957,431
Molina Healthcare Inc.
4.88%, 06/15/25 (Call 06/15/20)(a)	865	882,300
5.38%, 11/15/22 (Call 08/15/22)	2,055	2,175,937
One Call Corp., 10.00%, 10/01/24 (Call 02/18/20)(a)	250	225,938
Polaris Intermediate Corp. (9.25% PIK), 8.50%, 12/01/22 (Call 02/11/20)(a)(b)(c)	3,614	3,361,236
Quorum Health Corp., 11.63%, 04/15/23 (Call 03/02/20)(b)	733	623,050
Radiology Partners Inc., 9.25%, 02/01/28 (Call 02/01/23)(a)	1,815	1,887,600
RegionalCare Hospital Partners Holdings Inc., 8.25%, 05/01/23 (Call 03/02/20)(a)	2,852	2,995,456
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(a)	4,119	4,597,834
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(a)	3,597	3,880,552
Surgery Center Holdings Inc.
6.75%, 07/01/25 (Call 07/01/20)(a)	1,002	1,019,535
10.00%, 04/15/27 (Call 04/15/22)(a)(b)	1,429	1,589,763
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 07/15/20)	5,435	5,570,875
4.63%, 09/01/24 (Call 09/01/21)(a)	1,505	1,550,150
4.88%, 01/01/26 (Call 03/01/22)(a)	5,530	5,733,919
5.13%, 05/01/25 (Call 05/01/20)	4,152	4,224,660
5.13%, 11/01/27 (Call 11/01/22)(a)	4,171	4,389,977
6.25%, 02/01/27 (Call 02/01/22)(a)	4,239	4,483,166
6.75%, 06/15/23(b)	5,490	5,942,925
6.88%, 11/15/31	1,080	1,115,100
7.00%, 08/01/25 (Call 08/01/20)	1,497	1,550,638
8.13%, 04/01/22	6,913	7,552,729
West Street Merger Sub Inc., 6.38%, 09/01/25 (Call 09/01/20)(a)(b)	2,280	2,245,800

		221,827,716

Security	Par (000)	Value

Holding Companies – Diversified — 0.7%
Compass Group Diversified Holdings LLC, 8.00%, 05/01/26 (Call 05/01/21)(a)	$1,405	$1,529,694
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(a)(b)	1,238	1,275,165
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24 (Call 06/15/24)(a)	2,417	2,468,748
5.25%, 05/15/27 (Call 11/15/26)(a)	3,034	3,045,408
5.88%, 02/01/22 (Call 02/01/20)	2,260	2,260,000
6.25%, 02/01/22 (Call 03/02/20)	2,469	2,512,207
6.25%, 05/15/26 (Call 05/15/22)	3,535	3,710,619
6.38%, 12/15/25 (Call 12/15/20)	2,422	2,527,962
6.75%, 02/01/24 (Call 03/02/20)	1,217	1,262,637
Stena AB, 7.00%, 02/01/24(a)	1,308	1,342,335
Stena International SA
5.75%, 03/01/24(a)	964	983,781
6.13%, 02/01/25 (Call 02/01/22)(a)	910	933,888

		23,852,444

Home Builders — 2.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.63%, 01/15/28 (Call 01/15/23)(a)	575	585,781
6.75%, 08/01/25 (Call 08/01/20)(a)	616	634,480
9.88%, 04/01/27 (Call 04/01/22)(a)(b)	746	857,900
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 10/15/22)(b)	1,374	1,425,525
6.75%, 03/15/25 (Call 03/15/20)	976	1,024,800
7.25%, 10/15/29 (Call 10/15/24)(a)	810	884,925
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 03/02/20)(a)	1,377	1,395,934
6.25%, 09/15/27 (Call 09/15/22)(a)(b)	1,834	1,962,380
6.38%, 05/15/25 (Call 05/15/20)(a)	450	465,750
Century Communities Inc.
5.88%, 07/15/25 (Call 07/15/20)(b)	1,025	1,076,250
6.75%, 06/01/27 (Call 06/01/22)(a)	1,398	1,516,830
Forestar Group Inc., 8.00%, 04/15/24 (Call 04/15/21)(a)	1,003	1,093,270
Installed Building Products Inc., 5.75%, 02/01/28 (Call 02/01/23)(a)	904	960,500
KB Home
4.80%, 11/15/29 (Call 05/15/29)(b)	795	824,813
6.88%, 06/15/27 (Call 12/15/26)(b)	818	962,173
7.00%, 12/15/21 (Call 09/15/21)	659	705,130
7.50%, 09/15/22(b)	611	685,084
7.63%, 05/15/23 (Call 11/15/22)	670	755,023
Lennar Corp.
2.95%, 11/29/20 (Call 09/29/20)	100	100,250
4.13%, 01/15/22 (Call 10/15/21)	1,212	1,243,815
4.50%, 04/30/24 (Call 01/31/24)	1,796	1,917,230
4.75%, 04/01/21 (Call 02/01/21)	779	797,501
4.75%, 11/15/22 (Call 08/15/22)	1,561	1,644,904
4.75%, 05/30/25 (Call 02/28/25)(b)	1,136	1,240,444
4.75%, 11/29/27 (Call 05/29/27)	2,173	2,406,597
4.88%, 12/15/23 (Call 09/15/23)	915	981,338
5.00%, 06/15/27 (Call 12/15/26)	1,130	1,251,475
5.25%, 06/01/26 (Call 12/01/25)(b)	1,327	1,469,652
5.88%, 11/15/24 (Call 05/15/24)	765	861,581
6.25%, 12/15/21 (Call 06/15/21)	350	367,500
8.38%, 01/15/21	300	317,250
LGI Homes Inc., 6.88%, 07/15/26 (Call 07/15/21)(a)	1,073	1,133,356

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
M/I Homes Inc.
4.95%, 02/01/28 (Call 02/01/23)(a)	$990	$1,019,700
5.63%, 08/01/25 (Call 08/01/20)(b)	912	955,320
Mattamy Group Corp.
5.25%, 12/15/27 (Call 12/15/22)(a)(b)	1,180	1,233,100
6.50%, 10/01/25 (Call 10/01/20)(a)(b)	1,259	1,340,835
MDC Holdings Inc.
3.85%, 01/15/30 (Call 07/15/29)	750	753,525
5.50%, 01/15/24 (Call 10/15/23)	455	498,225
6.00%, 01/15/43 (Call 10/15/42)(b)	1,490	1,658,564
Meritage Homes Corp.
5.13%, 06/06/27 (Call 12/06/26)(b)	737	792,275
6.00%, 06/01/25 (Call 03/01/25)	1,433	1,619,290
7.00%, 04/01/22(b)	569	620,210
New Home Co. Inc. (The), 7.25%, 04/01/22 (Call 03/02/20)	1,053	1,047,735
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)	900	914,625
5.00%, 01/15/27 (Call 10/15/26)	1,824	2,015,520
5.50%, 03/01/26 (Call 12/01/25)	1,873	2,093,077
6.00%, 02/15/35(b)	750	860,625
6.38%, 05/15/33(b)	731	884,510
7.88%, 06/15/32	1,075	1,440,841
Shea Homes LP/Shea Homes Funding Corp.
5.88%, 04/01/23 (Call 03/02/20)(a)	1,116	1,135,530
6.13%, 04/01/25 (Call 04/01/20)(a)	1,108	1,141,240
Taylor Morrison Communities Inc.
5.75%, 01/15/28 (Call 10/15/27)(a)	1,268	1,388,460
5.88%, 06/15/27 (Call 03/15/27)(a)	1,712	1,904,600
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.63%, 03/01/24 (Call 12/01/23)(a)	545	588,600
5.88%, 04/15/23 (Call 01/15/23)(a)	1,050	1,131,375
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)	1,326	1,332,630
4.35%, 02/15/28 (Call 11/15/27)	1,220	1,284,050
4.38%, 04/15/23 (Call 01/15/23)	1,031	1,082,550
4.88%, 11/15/25 (Call 08/15/25)(b)	519	567,656
4.88%, 03/15/27 (Call 12/15/26)	856	941,069
5.63%, 01/15/24 (Call 10/15/23)	425	467,500
5.88%, 02/15/22 (Call 11/15/21)	444	471,195
TRI Pointe Group Inc.
4.88%, 07/01/21 (Call 06/01/21)(b)	621	639,630
5.25%, 06/01/27 (Call 12/01/26)(b)	942	1,000,875
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	1,406	1,525,510
William Lyon Homes Inc.
5.88%, 01/31/25 (Call 03/02/20)	1,219	1,255,570
6.00%, 09/01/23 (Call 09/01/20)(b)	1,005	1,047,713
6.63%, 07/15/27 (Call 07/15/22)(a)(b)	618	667,440
Williams Scotsman International Inc.
6.88%, 08/15/23 (Call 08/15/20)(a)	1,345	1,412,694
7.88%, 12/15/22 (Call 03/02/20)(a)	744	775,620

		75,058,925

Home Furnishings — 0.1%
Tempur Sealy International Inc.
5.50%, 06/15/26 (Call 06/15/21)	2,163	2,266,759
5.63%, 10/15/23 (Call 03/02/20)	1,629	1,675,834

		3,942,593

Security	Par (000)	Value

Household Products & Wares — 0.4%
ACCO Brands Corp., 5.25%, 12/15/24 (Call 03/02/20)(a)(b)	$917	$949,095
Central Garden & Pet Co.
5.13%, 02/01/28 (Call 01/01/23)(b)	637	660,887
6.13%, 11/15/23 (Call 03/02/20)	971	1,000,046
Kronos Acquisition Holdings Inc., 9.00%, 08/15/23 (Call 03/02/20)(a)	2,513	2,413,435
Prestige Brands Inc.
5.13%, 01/15/28 (Call 01/15/23)(a)	950	992,750
6.38%, 03/01/24 (Call 03/02/20)(a)	2,656	2,739,000
Spectrum Brands Inc.
5.00%, 10/01/29 (Call 10/01/24)(a)(b)	697	724,291
5.75%, 07/15/25 (Call 07/15/20)	3,901	4,052,164
6.13%, 12/15/24 (Call 03/02/20)	611	630,246

		14,161,914

Housewares — 0.5%
American Greetings Corp., 8.75%, 04/15/25 (Call 04/15/21)(a)	782	688,160
Newell Brands Inc.
3.85%, 04/01/23 (Call 02/01/23)	3,725	3,877,637
4.20%, 04/01/26 (Call 01/01/26)(b)	6,161	6,433,949
5.38%, 04/01/36 (Call 10/01/35)(b)	1,250	1,373,102
5.50%, 04/01/46 (Call 10/01/45)	1,700	1,860,050
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/29 (Call 10/15/24)(a)	1,040	1,075,100
5.25%, 12/15/26 (Call 12/15/21)	438	466,470
Tupperware Brands Corp., 4.75%, 06/01/21 (Call 03/01/21)(b)	1,000	987,072

		16,761,540

Insurance — 1.0%
Acrisure LLC/Acrisure Finance Inc.
7.00%, 11/15/25 (Call 11/15/20)(a)	2,634	2,581,320
8.13%, 02/15/24 (Call 02/15/21)(a)	2,874	3,071,587
10.13%, 08/01/26 (Call 08/01/22)(a)	953	1,041,153
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27 (Call 10/15/22)(a)(b)	2,086	2,200,730
AmWINS Group Inc., 7.75%, 07/01/26 (Call 07/01/21)(a)	1,025	1,118,946
Ardonagh Midco 3 PLC, 8.63%, 07/15/23 (Call 07/15/20)(a)(b)	2,454	2,521,117
Assurant Inc., 7.00%, 03/27/48 (Call 03/27/28)(b)(e)	726	821,426
AssuredPartners Inc., 7.00%, 08/15/25 (Call 08/15/20)(a)	1,500	1,526,250
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(a)	1,523	1,621,995
Genworth Holdings Inc.
4.80%, 02/15/24(b)	1,277	1,273,807
4.90%, 08/15/23	896	904,960
6.50%, 06/15/34(b)	802	811,355
7.20%, 02/15/21(b)	575	593,688
7.63%, 09/24/21(b)	1,854	1,955,970
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 05/15/22)(a)(b)	1,361	1,442,660
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(a)	3,777	3,918,637
Liberty Mutual Group Inc., 7.80%, 03/07/87(a)(b)	275	364,375
MGIC Investment Corp., 5.75%, 08/15/23	688	760,240
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)(b)	1,018	1,084,374
4.88%, 03/15/27 (Call 09/15/26)	1,081	1,143,158
USI Inc./NY, 6.88%, 05/01/25 (Call 05/01/20)(a)(b)	2,060	2,111,541

		32,869,289

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet — 1.9%
Cogent Communications Group Inc., 5.38%, 03/01/22 (Call 12/01/21)(a)	$1,423	$1,483,478
EIG Investors Corp., 10.88%, 02/01/24 (Call 03/02/20)(b)	910	939,575
Getty Images Inc., 9.75%, 03/01/27 (Call 03/01/22)(a)	768	771,840
Go Daddy Operating Co. LLC/GD Finance Co. Inc., 5.25%, 12/01/27 (Call 06/01/22)(a)	2,071	2,171,961
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/22)(a)(b)	1,691	1,650,839
Match Group Inc.
5.00%, 12/15/27 (Call 12/15/22)(a)(b)	1,398	1,467,900
5.63%, 02/15/29 (Call 02/15/24)(a)(b)	1,073	1,157,499
6.38%, 06/01/24 (Call 03/02/20)	747	782,483
Netflix Inc.
4.38%, 11/15/26(b)	2,508	2,635,908
4.88%, 04/15/28	4,172	4,464,040
4.88%, 06/15/30 (Call 03/15/30)(a)(b)	3,076	3,208,652
5.38%, 02/01/21	470	482,338
5.38%, 11/15/29(a)(b)	2,564	2,790,760
5.50%, 02/15/22	2,267	2,394,745
5.75%, 03/01/24(b)	806	892,645
5.88%, 02/15/25	2,382	2,670,817
5.88%, 11/15/28	5,443	6,129,634
6.38%, 05/15/29(b)	2,056	2,400,380
NortonLifeLock Inc.
3.95%, 06/15/22 (Call 03/15/22)(b)	825	847,670
5.00%, 04/15/25 (Call 04/15/20)(a)(b)	3,529	3,603,698
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(a)	2,208	2,064,480
Twitter Inc., 3.88%, 12/15/27 (Call 09/15/27)(a)(b)	2,122	2,124,653
Uber Technologies Inc., 7.50%, 09/15/27 (Call 09/15/22)(a)	3,339	3,521,610
VeriSign Inc.
4.63%, 05/01/23 (Call 03/02/20)	2,093	2,115,353
4.75%, 07/15/27 (Call 07/15/22)	1,891	1,995,005
5.25%, 04/01/25 (Call 01/01/25)	1,061	1,168,161
Zayo Group LLC/Zayo Capital Inc.
5.75%, 01/15/27 (Call 01/15/22)(a)	3,986	4,070,304
6.00%, 04/01/23 (Call 03/02/20)	3,255	3,324,169
6.38%, 05/15/25 (Call 05/15/20)	2,441	2,494,702

		65,825,299

Iron & Steel — 0.8%
AK Steel Corp.
6.38%, 10/15/25 (Call 10/15/20)	567	557,078
7.00%, 03/15/27 (Call 03/15/22)	1,009	990,081
7.50%, 07/15/23 (Call 03/02/20)(b)	927	961,762
7.63%, 10/01/21 (Call 03/02/20)	350	351,313
Allegheny Technologies Inc.
5.88%, 12/01/27 (Call 12/01/22)(b)	1,425	1,453,286
7.88%, 08/15/23 (Call 05/15/23)	1,631	1,786,271
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26 (Call 07/15/21)(a)(b)	1,542	1,599,825
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25 (Call 09/01/20)(a)	1,996	2,096,219
Carpenter Technology Corp.
4.45%, 03/01/23 (Call 12/01/22)(b)	584	613,604
5.20%, 07/15/21 (Call 04/15/21)(b)	340	349,123
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/21)(a)	1,496	1,502,238
5.75%, 03/01/25 (Call 03/02/20)	1,570	1,522,900
5.88%, 06/01/27 (Call 06/01/22)(a)	2,416	2,228,760
6.25%, 10/01/40(b)	516	437,635

Security	Par (000)	Value

Iron & Steel (continued)
Commercial Metals Co.
4.88%, 05/15/23 (Call 02/15/23)(b)	$712	$745,820
5.38%, 07/15/27 (Call 07/15/22)	621	647,393
5.75%, 04/15/26 (Call 04/15/21)(b)	1,013	1,066,182
Infrabuild Australia Pty Ltd., 12.00%, 10/01/24 (Call 10/01/21)(a)(b)	850	862,045
Mineral Resources Ltd., 8.13%, 05/01/27 (Call 05/01/22)(a)(b)	2,062	2,252,735
U.S. Steel Corp.
6.25%, 03/15/26 (Call 03/15/21)(b)	2,121	1,790,930
6.65%, 06/01/37(b)	577	458,715
6.88%, 08/15/25 (Call 08/15/20)(b)	2,472	2,224,034

		26,497,949

Leisure Time — 0.5%
24 Hour Fitness Worldwide Inc., 8.00%, 06/01/22 (Call 03/02/20)(a)(b)	1,157	543,790
Carlson Travel Inc.
6.75%, 12/15/23 (Call 03/02/20)(a)	1,141	1,175,230
9.50%, 12/15/24 (Call 03/02/20)(a)	685	685,000
Constellation Merger Sub Inc., 8.50%, 09/15/25 (Call 09/15/20)(a)(b)	1,078	980,980
LTF Merger Sub Inc., 8.50%, 06/15/23 (Call 03/02/20)(a)	625	635,809
NCL Corp. Ltd., 3.63%, 12/15/24 (Call 12/15/21)(a)	1,394	1,383,545
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 03/02/20)(a)	1,567	1,604,247
5.38%, 04/15/23 (Call 03/02/20)(a)	2,112	2,148,960
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/22)(a)(b)	2,432	2,492,922
6.25%, 05/15/25 (Call 05/15/20)(a)	972	997,923
Vista Outdoor Inc., 5.88%, 10/01/23 (Call 03/02/20)	1,107	1,086,853
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)	1,636	1,693,260

		15,428,519

Lodging — 1.9%
Arrow Bidco LLC, 9.50%, 03/15/24 (Call 03/15/21)(a)(b)	1,078	1,072,610
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/22)(a)	2,590	2,648,275
6.00%, 08/15/26 (Call 08/15/21)	2,542	2,700,875
6.38%, 04/01/26 (Call 04/01/21)	2,294	2,439,095
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 03/02/20)(a)(b)	1,418	1,458,413
10.75%, 09/01/24 (Call 03/02/20)(a)	1,728	1,797,120
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 02/25/20)	3,078	3,124,170
4.88%, 01/15/30 (Call 01/15/25)	2,521	2,665,957
5.13%, 05/01/26 (Call 05/01/21)	4,277	4,478,874
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc., 6.13%, 12/01/24 (Call 12/01/21)(b)	1,115	1,201,412
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25 (Call 04/01/20)	2,791	2,853,797
4.88%, 04/01/27 (Call 04/01/22)	1,818	1,913,445
Marriott Ownership Resorts Inc., 4.75%, 01/15/28 (Call 09/15/22)(a)	640	654,400
Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 09/15/26 (Call 09/15/21)(b)	2,028	2,195,310
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)(b)	1,712	1,793,928
5.50%, 04/15/27 (Call 01/15/27)(b)	2,676	2,943,600

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
5.75%, 06/15/25 (Call 03/15/25)(b)	$2,697	$3,006,670
6.00%, 03/15/23	3,375	3,703,050
7.75%, 03/15/22	1,755	1,943,733
Station Casinos LLC
4.50%, 02/15/28 (Call 02/15/23)(a)	1,200	1,198,152
5.00%, 10/01/25 (Call 10/01/20)(a)(b)	1,258	1,287,500
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/25 (Call 05/15/20)(a)	771	772,928
Wyndham Destinations Inc.
3.90%, 03/01/23 (Call 12/01/22)	1,279	1,296,650
4.25%, 03/01/22 (Call 12/01/21)	1,296	1,326,780
4.63%, 03/01/30 (Call 12/01/29)(a)	1,186	1,217,132
5.40%, 04/01/24 (Call 02/01/24)	337	359,748
5.63%, 03/01/21	392	404,740
5.75%, 04/01/27 (Call 01/01/27)(b)	1,315	1,434,994
6.35%, 10/01/25 (Call 07/01/25)(b)	729	816,936
Wyndham Hotels & Resorts Inc., 5.38%, 04/15/26 (Call 04/15/21)(a)(b)	1,851	1,936,609
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)(b)	1,045	1,077,677
5.25%, 05/15/27 (Call 02/15/27)(a)	2,742	2,844,825
5.50%, 03/01/25 (Call 12/01/24)(a)	4,954	5,164,545

		65,733,950

Machinery — 0.6%
ATS Automation Tooling Systems Inc., 6.50%, 06/15/23 (Call 03/02/20)(a)(b)	741	759,355
BWX Technologies Inc., 5.38%, 07/15/26 (Call 07/15/21)(a)	1,048	1,110,880
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 03/02/20)(a)(b)	1,215	1,207,917
Cloud Crane LLC, 10.13%, 08/01/24 (Call 03/02/20)(a)	2,062	2,197,308
Granite US Holdings Corp., 11.00%, 10/01/27 (Call 10/01/22)(a)(b)	891	933,322
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 04/01/22)(a)	933	993,645
Mueller Water Products Inc., 5.50%, 06/15/26 (Call 06/15/21)(a)(b)	960	1,005,600
RBS Global Inc./Rexnord LLC, 4.88%, 12/15/25 (Call 12/15/20)(a)	1,684	1,721,637
SPX FLOW Inc.
5.63%, 08/15/24 (Call 03/02/20)(a)	1,025	1,066,000
5.88%, 08/15/26 (Call 08/15/21)(a)(b)	543	574,223
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(a)(b)	830	908,850
Tennant Co., 5.63%, 05/01/25 (Call 05/01/20)(b)	600	626,250
Terex Corp., 5.63%, 02/01/25 (Call 02/21/20)(a)(b)	1,879	1,935,370
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 04/15/21)(a)	1,916	1,865,906
Vertiv Group Corp., 9.25%, 10/15/24 (Call 03/02/20)(a)	1,724	1,847,921
Vertiv Intermediate Holding Corp. (13.00% PIK), 12.00%, 02/15/22 (Call 03/02/20)(a)(b)(c)	1,367	1,410,744

		20,164,928

Manufacturing — 0.4%
Amsted Industries Inc.
4.63%, 05/15/30 (Call 05/15/25)(a)	1,260	1,275,750
5.63%, 07/01/27 (Call 07/01/22)(a)	925	983,326
EnPro Industries Inc., 5.75%, 10/15/26 (Call 10/15/21)(b)	1,312	1,384,160
Foxtrot Escrow Issuer LLC/Foxtrot Escrow Corp., 12.25%, 11/15/26 (Call 11/15/22)(a)	2,293	2,373,260

Security	Par (000)	Value

Manufacturing (continued)
FXI Holdings Inc., 7.88%, 11/01/24 (Call 11/01/20)(a)	$1,225	$1,160,687
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 01/15/22)(a)(b)	1,726	1,773,206
Koppers Inc., 6.00%, 02/15/25 (Call 03/02/20)(a)(b)	1,692	1,733,454
LSB Industries Inc., 9.63%, 05/01/23 (Call 05/01/20)(a)(b)	1,378	1,446,900
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	1,440	1,499,807

		13,630,550

Media — 9.7%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/23)(a)	3,205	3,145,740
6.63%, 02/15/23 (Call 02/18/20)(a)(b)	4,689	4,771,057
7.50%, 05/15/26 (Call 05/15/21)(a)	8,085	8,640,439
Altice Finco SA
7.63%, 02/15/25 (Call 03/02/20)(a)(b)	906	942,240
8.13%, 01/15/24 (Call 02/10/20)(a)	888	911,070
Altice Luxembourg SA
7.63%, 02/15/25 (Call 03/02/20)(a)(b)	3,357	3,490,273
10.50%, 05/15/27 (Call 05/15/22)(a)	4,242	4,905,025
AMC Networks Inc.
4.75%, 12/15/22 (Call 03/02/20)	1,736	1,746,416
4.75%, 08/01/25 (Call 08/01/21)(b)	2,412	2,435,107
5.00%, 04/01/24 (Call 04/01/20)	3,101	3,163,020
Block Communications Inc., 6.88%, 02/15/25 (Call 03/02/20)(a)	1,483	1,536,759
Cablevision Systems Corp., 5.88%, 09/15/22	1,564	1,673,480
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 02/18/20)(a)	1,320	1,339,800
4.75%, 03/01/30 (Call 09/01/24)(a)	8,260	8,492,312
5.00%, 02/01/28 (Call 08/01/22)(a)	7,051	7,377,109
5.13%, 02/15/23 (Call 03/02/20)	2,143	2,159,115
5.13%, 05/01/23 (Call 03/02/20)(a)	3,281	3,332,938
5.13%, 05/01/27 (Call 05/01/22)(a)	8,833	9,230,927
5.25%, 09/30/22 (Call 03/02/20)	1,405	1,419,050
5.38%, 05/01/25 (Call 05/01/20)(a)(b)	1,683	1,737,698
5.38%, 06/01/29 (Call 06/01/24)(a)	4,223	4,518,610
5.50%, 05/01/26 (Call 05/01/21)(a)	4,221	4,410,945
5.75%, 09/01/23 (Call 03/02/20)	951	961,699
5.75%, 02/15/26 (Call 02/15/21)(a)	6,883	7,222,607
5.88%, 04/01/24 (Call 03/02/20)(a)(b)	4,826	4,980,818
5.88%, 05/01/27 (Call 05/01/21)(a)(b)	2,419	2,548,562
Cengage Learning Inc., 9.50%, 06/15/24 (Call 03/02/20)(a)	1,687	1,560,475
Clear Channel Worldwide Holdings Inc.
5.13%, 08/15/27 (Call 08/15/22)(a)	3,483	3,587,490
9.25%, 02/15/24 (Call 02/15/21)(a)	5,565	6,058,894
CSC Holdings LLC
5.25%, 06/01/24(b)	1,544	1,667,520
5.38%, 07/15/23 (Call 02/11/20)(a)	2,828	2,888,236
5.38%, 02/01/28 (Call 02/01/23)(a)	2,605	2,761,300
5.50%, 05/15/26 (Call 05/15/21)(a)	4,143	4,340,642
5.50%, 04/15/27 (Call 04/15/22)(a)	3,861	4,097,486
5.75%, 01/15/30 (Call 01/15/25)(a)(b)	6,427	6,909,154
6.50%, 02/01/29 (Call 02/01/24)(a)	4,924	5,471,056
6.63%, 10/15/25 (Call 10/15/20)(a)	2,566	2,709,054
6.75%, 11/15/21	2,001	2,148,614
7.50%, 04/01/28 (Call 04/01/23)(a)(b)	3,216	3,658,843
7.75%, 07/15/25 (Call 07/15/20)(a)	1,964	2,069,604
10.88%, 10/15/25 (Call 10/15/20)(a)	4,989	5,526,315
Cumulus Media New Holdings Inc., 6.75%, 07/01/26 (Call 07/01/22)(a)(b)	1,568	1,648,360

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(a)	$8,221	$8,188,955
6.63%, 08/15/27 (Call 08/15/22)(a)(b)	5,305	4,960,175
DISH DBS Corp.
5.00%, 03/15/23	3,939	3,998,164
5.88%, 07/15/22	5,631	5,912,550
5.88%, 11/15/24(b)	5,552	5,618,235
6.75%, 06/01/21	4,972	5,214,385
7.75%, 07/01/26(b)	5,666	5,949,300
Entercom Media Corp.
6.50%, 05/01/27 (Call 05/01/22)(a)(b)	1,367	1,463,244
7.25%, 11/01/24 (Call 03/02/20)(a)	1,271	1,336,139
EW Scripps Co. (The), 5.13%, 05/15/25 (Call 05/15/20)(a)(b)	918	940,950
GCI LLC
6.63%, 06/15/24 (Call 06/15/21)(a)	1,095	1,179,863
6.88%, 04/15/25 (Call 04/15/20)	1,699	1,773,331
Gray Television Inc.
5.13%, 10/15/24 (Call 02/11/20)(a)(b)	1,641	1,694,333
5.88%, 07/15/26 (Call 07/15/21)(a)(b)	1,868	1,954,395
7.00%, 05/15/27 (Call 05/15/22)(a)	2,357	2,566,302
Houghton Mifflin Harcourt Publishers Inc., 9.00%, 02/15/25 (Call 02/15/22)(a)	969	1,007,760
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)	1,405	1,432,074
5.25%, 08/15/27 (Call 08/15/22)(a)	2,227	2,321,647
6.38%, 05/01/26 (Call 05/01/22)	2,396	2,587,680
8.38%, 05/01/27 (Call 05/01/22)(b)	4,051	4,405,422
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (Call 10/15/22)(a)	3,273	3,461,328
Lee Enterprises Inc., 9.50%, 03/15/22 (Call 03/02/20)(a)	1,095	1,101,844
Liberty Interactive LLC
8.25%, 02/01/30	1,167	1,184,505
8.50%, 07/15/29(b)	767	774,670
McClatchy Co. (The), 9.00%, 07/15/26 (Call 07/15/22)(b)(f)	533	490,360
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 05/15/24 (Call 03/02/20)(a)(b)	1,143	1,005,840
Meredith Corp., 6.88%, 02/01/26 (Call 02/01/21)(b)	3,835	3,946,618
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27 (Call 08/15/22)(a)(b)	625	660,938
Nexstar Broadcasting Inc.
5.63%, 08/01/24 (Call 02/11/20)(a)	2,790	2,901,600
5.63%, 07/15/27 (Call 07/15/22)(a)	5,091	5,354,561
Quebecor Media Inc., 5.75%, 01/15/23	1,947	2,093,025
Radiate Holdco LLC/Radiate Finance Inc.
6.63%, 02/15/25 (Call 02/15/20)(a)	1,204	1,216,040
6.88%, 02/15/23 (Call 03/02/20)(a)	656	673,220
Salem Media Group Inc., 6.75%, 06/01/24 (Call 06/01/20)(a)(b)	848	818,320
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/22)(a)(b)	1,635	1,716,750
Sinclair Television Group Inc.
5.13%, 02/15/27 (Call 08/15/21)(a)(b)	1,166	1,193,693
5.50%, 03/01/30 (Call 12/01/24)(a)	1,464	1,496,940
5.63%, 08/01/24 (Call 02/18/20)(a)	1,344	1,382,640
5.88%, 03/15/26 (Call 03/15/21)(a)(b)	978	1,026,220
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)(a)	2,114	2,140,848
4.63%, 05/15/23 (Call 03/02/20)(a)	1,535	1,548,431
4.63%, 07/15/24 (Call 07/15/21)(a)	3,788	3,927,682

Security	Par (000)	Value

Media (continued)
5.00%, 08/01/27 (Call 08/01/22)(a)	$4,001	$4,201,050
5.38%, 04/15/25 (Call 04/15/20)(a)	2,276	2,347,353
5.38%, 07/15/26 (Call 07/15/21)(a)	2,818	2,972,370
5.50%, 07/01/29 (Call 07/01/24)(a)(b)	3,802	4,091,522
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(a)	2,330	2,341,650
4.88%, 09/15/21 (Call 03/02/20)(a)(b)	935	936,169
5.00%, 09/15/29 (Call 09/15/24)(a)	3,539	3,583,237
5.50%, 09/15/24 (Call 03/02/20)(a)(b)	934	962,020
6.38%, 10/15/23 (Call 02/11/20)	1,220	1,246,596
Telenet Finance Luxembourg Note SARL, 5.50%, 03/01/28 (Call 12/01/22)(a)	3,200	3,392,000
Townsquare Media Inc., 6.50%, 04/01/23 (Call 03/02/20)(a)	1,120	1,134,000
Univision Communications Inc.
5.13%, 05/15/23 (Call 03/02/20)(a)	3,333	3,333,000
5.13%, 02/15/25 (Call 02/15/20)(a)(b)	4,192	4,181,520
6.75%, 09/15/22 (Call 03/02/20)(a)(b)	946	960,190
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/22)(a)	1,444	1,501,760
UPCB Finance IV Ltd., 5.38%, 01/15/25 (Call 03/02/20)(a)	3,181	3,257,408
Urban One Inc., 7.38%, 04/15/22 (Call 03/02/20)(a)(b)	953	950,618
ViacomCBS Inc.
5.88%, 02/28/57 (Call 02/28/22)(e)	2,174	2,284,330
6.25%, 02/28/57 (Call 02/28/27)(e)	1,798	2,020,772
Videotron Ltd.
5.00%, 07/15/22	1,714	1,797,557
5.13%, 04/15/27 (Call 04/15/22)(a)	2,227	2,333,239
5.38%, 06/15/24 (Call 03/15/24)(a)	1,046	1,129,680
Virgin Media Finance PLC
5.75%, 01/15/25 (Call 02/11/20)(a)(b)	1,225	1,261,750
6.00%, 10/15/24 (Call 02/11/20)(a)	1,503	1,548,240
Virgin Media Secured Finance PLC
5.50%, 08/15/26 (Call 08/15/21)(a)	2,304	2,416,366
5.50%, 05/15/29 (Call 05/15/24)(a)	3,956	4,163,690
Ziggo Bond Co. BV
5.88%, 01/15/25 (Call 02/11/20)(a)	1,292	1,329,145
6.00%, 01/15/27 (Call 01/15/22)(a)(b)	1,935	2,032,175
Ziggo BV
4.88%, 01/15/30 (Call 10/15/24)(a)	1,250	1,287,210
5.50%, 01/15/27 (Call 01/15/22)(a)	5,824	6,173,440

		329,986,893

Metal Fabricate & Hardware — 0.2%
Advanced Drainage Systems Inc., 5.00%, 09/30/27 (Call 09/30/22)(a)	710	733,075
Grinding Media Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23 (Call 03/02/20)(a)	2,723	2,794,125
Hillman Group Inc. (The), 6.38%, 07/15/22 (Call 03/02/20)(a)(b)	1,099	1,027,565
Park-Ohio Industries Inc., 6.63%, 04/15/27 (Call 04/15/22)(b)	1,132	1,149,127
TriMas Corp., 4.88%, 10/15/25 (Call 10/15/20)(a)	592	606,800

		6,310,692

Mining — 2.1%
Alcoa Nederland Holding BV
6.13%, 05/15/28 (Call 05/15/23)(a)	1,552	1,635,420
6.75%, 09/30/24 (Call 03/02/20)(a)	2,442	2,564,344
7.00%, 09/30/26 (Call 09/30/21)(a)	1,506	1,632,203
Aleris International Inc., 10.75%, 07/15/23 (Call 07/15/20)(a)	1,140	1,185,600

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Century Aluminum Co., 7.50%, 06/01/21 (Call 03/02/20)(a)	$454	$449,460
Compass Minerals International Inc.
4.88%, 07/15/24 (Call 05/15/24)(a)(b)	537	533,644
6.75%, 12/01/27 (Call 12/01/22)(a)	1,765	1,890,368
Constellium SE
5.75%, 05/15/24 (Call 03/02/20)(a)	1,252	1,283,300
5.88%, 02/15/26 (Call 11/15/20)(a)(b)	1,754	1,811,005
6.63%, 03/01/25 (Call 03/02/20)(a)(b)	1,919	1,978,969
Eldorado Gold Corp., 9.50%, 06/01/24 (Call 12/01/21)(a)(b)	1,055	1,130,612
Ferroglobe PLC/Globe Specialty Metals Inc., 9.38%, 03/01/22 (Call 03/02/20)(a)	843	632,250
FMG Resources August 2006 Pty Ltd.
4.50%, 09/15/27 (Call 06/15/27)(a)	1,859	1,884,561
4.75%, 05/15/22 (Call 02/15/22)(a)	2,155	2,215,620
5.13%, 03/15/23 (Call 12/15/22)(a)(b)	1,830	1,916,925
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	1,686	1,785,052
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)	3,519	3,558,589
3.88%, 03/15/23 (Call 12/15/22)	4,941	5,039,820
4.55%, 11/14/24 (Call 08/14/24)	2,484	2,623,725
5.00%, 09/01/27 (Call 09/01/22)	2,035	2,106,327
5.25%, 09/01/29 (Call 09/01/24)(b)	1,935	2,051,100
5.40%, 11/14/34 (Call 05/14/34)(b)	2,350	2,420,500
5.45%, 03/15/43 (Call 09/15/42)(b)	4,793	4,888,860
Hecla Mining Co., 6.88%, 05/01/21 (Call 03/02/20)(b)	1,194	1,191,612
Hudbay Minerals Inc.
7.25%, 01/15/23 (Call 03/02/20)(a)	1,175	1,188,219
7.63%, 01/15/25 (Call 03/02/20)(a)(b)	1,803	1,821,030
IAMGOLD Corp., 7.00%, 04/15/25 (Call 04/15/20)(a)(b)	1,355	1,395,650
Joseph T Ryerson & Son Inc., 11.00%, 05/15/22 (Call 03/02/20)(a)	1,736	1,822,800
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26 (Call 06/01/21)(a)	580	609,000
Kaiser Aluminum Corp., 4.63%, 03/01/28 (Call 03/01/23)(a)(b)	1,520	1,550,400
Mountain Province Diamonds Inc., 8.00%, 12/15/22 (Call 02/11/20)(a)	1,044	1,021,815
New Gold Inc.
6.25%, 11/15/22 (Call 02/10/20)(a)(b)	1,325	1,327,484
6.38%, 05/15/25 (Call 05/15/20)(a)	897	843,180
Northwest Acquisitions ULC/Dominion Finco Inc., 7.13%, 11/01/22 (Call 02/11/20)(a)	1,433	1,153,565
Novelis Corp.
4.75%, 01/30/30 (Call 01/30/25)(a)(b)	4,275	4,293,810
5.88%, 09/30/26 (Call 09/30/21)(a)	4,664	4,943,840
Taseko Mines Ltd., 8.75%, 06/15/22 (Call 03/02/20)(a)	735	646,800

		71,027,459

Office & Business Equipment — 0.6%
CDW LLC/CDW Finance Corp.
4.25%, 04/01/28 (Call 10/01/22)	1,750	1,822,188
5.00%, 09/01/25 (Call 03/02/20)	1,674	1,738,868
5.50%, 12/01/24 (Call 06/01/24)	1,213	1,354,011
Pitney Bowes Inc.
4.13%, 10/01/21 (Call 09/01/21)	1,554	1,584,909
4.63%, 05/15/22 (Call 04/15/22)	988	1,000,350
4.63%, 03/15/24 (Call 12/15/23)(b)	1,471	1,397,450
5.20%, 04/01/23 (Call 03/01/23)	1,370	1,363,150
Xerox Corp.
3.80%, 05/15/24(b)	851	863,765
4.07%, 03/17/22(b)	804	822,090

Security	Par (000)	Value

Office & Business Equipment (continued)
4.13%, 03/15/23 (Call 02/15/23)	$2,780	$2,877,300
4.50%, 05/15/21	2,418	2,472,453
4.80%, 03/01/35(b)	524	496,490
6.75%, 12/15/39(b)	1,071	1,167,390

		18,960,414

Oil & Gas — 7.1%
Aker BP ASA
5.88%, 03/31/25 (Call 03/31/21)(a)	1,527	1,601,441
6.00%, 07/01/22 (Call 03/02/20)(a)	790	812,515
American Energy- Permian Basin LLC, 12.00%, 10/01/24 (Call 10/01/21)(a)	1,803	1,226,040
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/02/20)(b)	1,601	1,056,340
5.13%, 12/01/22 (Call 03/02/20)(b)	2,682	2,313,225
5.38%, 11/01/21 (Call 03/02/20)	2,039	1,947,245
5.63%, 06/01/23 (Call 03/02/20)(b)	2,057	1,481,040
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.00%, 11/01/26 (Call 11/01/21)(a)	1,590	1,128,900
10.00%, 04/01/22 (Call 04/01/20)(a)	2,936	2,877,280
Athabasca Oil Corp., 9.88%, 02/24/22 (Call 03/02/20)(a)	861	723,240
Baytex Energy Corp.
5.13%, 06/01/21 (Call 02/20/20)(a)(b)	625	622,000
5.63%, 06/01/24 (Call 03/02/20)(a)(b)	1,109	1,023,053
8.75%, 04/01/27 (Call 04/01/23)(a)	1,225	1,192,844
Berry Petroleum Co. LLC, 7.00%, 02/15/26 (Call 02/15/21)(a)	1,186	1,100,015
Bruin E&P Partners LLC, 8.88%, 08/01/23 (Call 08/01/20)(a)	1,298	835,588
California Resources Corp., 8.00%, 12/15/22 (Call 03/02/20)(a)(b)	3,095	1,052,300
Callon Petroleum Co.
6.13%, 10/01/24 (Call 03/02/20)	1,810	1,730,812
6.38%, 07/01/26 (Call 07/01/21)(b)	1,074	1,014,930
Calumet Specialty Products Partners LP/Calumet Finance Corp.
7.63%, 01/15/22 (Call 03/02/20)(b)	1,098	1,096,628
7.75%, 04/15/23 (Call 03/02/20)(b)	860	866,450
11.00%, 04/15/25 (Call 10/15/21)(a)(b)	1,578	1,743,722
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 03/02/20)	1,930	1,934,825
8.25%, 07/15/25 (Call 07/15/20)(b)	740	755,000
Centennial Resource Production LLC
5.38%, 01/15/26 (Call 01/15/21)(a)(b)	917	861,980
6.88%, 04/01/27 (Call 04/01/22)(a)(b)	1,645	1,640,887
Chaparral Energy Inc., 8.75%, 07/15/23 (Call 07/15/20)(a)	130	46,150
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 03/02/20)(b)	1,050	745,500
7.00%, 10/01/24 (Call 04/01/21)	250	131,255
11.50%, 01/01/25 (Call 01/01/22)(a)	6,716	5,404,365
Citgo Holding Inc., 9.25%, 08/01/24 (Call 08/01/21)(a)	3,610	3,862,700
CNX Resources Corp.
5.88%, 04/15/22 (Call 03/02/20)	2,177	2,149,787
7.25%, 03/14/27 (Call 03/14/22)(a)(b)	1,466	1,210,623
Comstock Resources Inc.
7.50%, 05/15/25 (Call 05/15/20)(a)	1,906	1,500,975
9.75%, 08/15/26 (Call 08/15/21)	2,130	1,735,950
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 10/15/20)(a)	3,481	3,511,876

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
CVR Energy Inc.
5.25%, 02/15/25 (Call 02/15/22)(a)	$1,500	$1,482,000
5.75%, 02/15/28 (Call 02/15/23)(a)	1,275	1,248,225
Denbury Resources Inc.
7.75%, 02/15/24 (Call 08/15/20)(a)	1,230	987,075
9.00%, 05/15/21 (Call 03/02/20)(a)(b)	1,529	1,437,260
9.25%, 03/31/22 (Call 03/02/20)(a)	1,568	1,387,680
Diamond Offshore Drilling Inc.
3.45%, 11/01/23 (Call 08/01/23)(b)	1,007	826,999
4.88%, 11/01/43 (Call 05/01/43)	1,271	622,790
5.70%, 10/15/39(b)	1,286	688,010
7.88%, 08/15/25 (Call 05/15/25)	2,124	1,733,715
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 01/30/21)(a)	1,738	1,783,622
5.75%, 01/30/28 (Call 01/30/23)(a)	2,694	2,801,760
Energy Ventures Gom LLC/EnVen Finance Corp., 11.00%, 02/15/23 (Call 03/02/20)(a)	750	751,875
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 04/15/21)(a)	1,970	1,846,875
Extraction Oil & Gas Inc.
5.63%, 02/01/26 (Call 02/01/21)(a)	1,999	979,510
7.38%, 05/15/24 (Call 05/15/20)(a)	672	332,640
Global Marine Inc., 7.00%, 06/01/28	472	394,120
Gran Tierra Energy Inc., 7.75%, 05/23/27 (Call 05/23/23)(a)	1,004	975,190
Gran Tierra Energy International Holdings Ltd., 6.25%, 02/15/25 (Call 02/15/22)(a)	774	721,755
Great Western Petroleum LLC/Great Western Finance Corp., 9.00%, 09/30/21 (Call 03/02/20)(a)	1,004	948,780
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 03/02/20)	1,592	877,510
6.38%, 05/15/25 (Call 05/15/20)	1,096	548,000
6.38%, 01/15/26 (Call 01/15/21)	939	452,415
6.63%, 05/01/23 (Call 03/02/20)(b)	936	636,480
HighPoint Operating Corp.
7.00%, 10/15/22 (Call 03/02/20)(b)	973	923,747
8.75%, 06/15/25 (Call 06/15/20)(b)	748	687,225
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 03/02/20)(a)	1,478	1,344,980
5.75%, 10/01/25 (Call 04/01/20)(a)	1,771	1,601,285
6.25%, 11/01/28 (Call 11/01/23)(a)(b)	1,345	1,197,050
Indigo Natural Resources LLC, 6.88%, 02/15/26 (Call 02/15/21)(a)(b)	1,839	1,682,685
Ithaca Energy North Sea PLC, 9.38%, 07/15/24 (Call 07/15/21)(a)	1,605	1,669,200
Jagged Peak Energy LLC, 5.88%, 05/01/26 (Call 05/01/21)	1,657	1,706,710
Jonah Energy LLC/Jonah Energy Finance Corp., 7.25%, 10/15/25 (Call 10/15/20)(a)	637	175,175
Laredo Petroleum Inc.
9.50%, 01/15/25 (Call 01/15/22)	1,690	1,537,900
10.13%, 01/15/28 (Call 01/15/23)	1,010	901,274
Lonestar Resources America Inc., 11.25%, 01/01/23 (Call 01/01/21)(a)	502	345,125
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 08/01/21)(a)(b)	1,392	1,437,240
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)(b)	2,820	2,760,216
MEG Energy Corp.
6.38%, 01/30/23 (Call 02/18/20)(a)	2,239	2,265,644
6.50%, 01/15/25 (Call 03/02/20)(a)	1,965	2,058,337

Security	Par (000)	Value

Oil & Gas (continued)
7.00%, 03/31/24 (Call 03/02/20)(a)(b)	$2,216	$2,232,620
7.13%, 02/01/27 (Call 02/01/23)(a)	2,990	2,961,027
Montage Resources Corp., 8.88%, 07/15/23 (Call 03/02/20)(b)	1,348	1,130,635
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 01/15/21)(a)	1,574	1,154,922
10.50%, 05/15/27 (Call 05/15/22)(a)	1,690	1,352,000
Murphy Oil Corp.
4.45%, 12/01/22 (Call 09/01/22)	925	948,125
5.75%, 08/15/25 (Call 08/15/20)	1,984	2,042,290
5.88%, 12/01/27 (Call 12/01/22)(b)	1,750	1,793,750
5.88%, 12/01/42 (Call 06/01/42)	926	865,810
6.88%, 08/15/24 (Call 03/02/20)	1,577	1,645,994
7.05%, 05/01/29(b)	650	716,625
Nabors Industries Inc.
4.63%, 09/15/21	103	103,000
5.10%, 09/15/23 (Call 06/15/23)	841	767,413
5.50%, 01/15/23 (Call 11/15/22)(b)	1,532	1,543,490
5.75%, 02/01/25 (Call 11/01/24)	2,196	1,800,720
Nabors Industries Ltd.
7.25%, 01/15/26 (Call 07/15/22)(a)	1,400	1,398,390
7.50%, 01/15/28 (Call 01/15/23)(a)	1,000	990,000
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 05/15/21)(a)(b)	2,374	2,338,390
Noble Holding International Ltd.
5.25%, 03/15/42(b)	375	120,000
6.05%, 03/01/41(b)	600	198,000
6.20%, 08/01/40(b)	500	170,000
7.75%, 01/15/24 (Call 10/15/23)(b)	562	289,430
7.88%, 02/01/26 (Call 02/01/21)(a)(b)	2,613	1,868,295
7.95%, 04/01/25 (Call 01/01/25)(b)	1,132	554,680
8.95%, 04/01/45 (Call 10/01/44)	1,076	441,160
Northern Oil and Gas Inc. (9.50% PIK), 8.50%, 05/15/23 (Call 05/15/20)(c)	1,267	1,311,183
Oasis Petroleum Inc.
6.25%, 05/01/26 (Call 05/01/21)(a)	982	749,389
6.88%, 03/15/22 (Call 03/02/20)	2,529	2,427,840
6.88%, 01/15/23 (Call 03/02/20)(b)	1,118	1,057,558
Pacific Drilling SA, 8.38%, 10/01/23 (Call 10/01/20)(a)	2,406	2,021,040
Pacific Drilling SA (12.00% PIK), 11.00%, 04/01/24 (Call 04/01/20)(a)(c)	106	35,775
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%, 12/15/25 (Call 12/15/20)(a)	1,028	1,063,980
Parkland Fuel Corp.
5.88%, 07/15/27 (Call 07/15/22)(a)	1,378	1,460,267
6.00%, 04/01/26 (Call 04/01/21)(a)	1,702	1,791,355
Parsley Energy LLC/Parsley Finance Corp.
5.25%, 08/15/25 (Call 08/15/20)(a)	1,329	1,362,225
5.38%, 01/15/25 (Call 03/02/20)(a)(b)	2,140	2,201,782
5.63%, 10/15/27 (Call 10/15/22)(a)	1,986	2,090,265
6.25%, 06/01/24 (Call 03/02/20)(a)	1,355	1,402,425
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/23)(a)	2,575	2,633,195
7.00%, 11/15/23 (Call 02/14/20)	1,314	1,361,435
7.25%, 06/15/25 (Call 06/15/20)	2,706	2,873,988
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/21)	1,824	1,760,616
6.13%, 09/15/24 (Call 03/02/20)	995	997,488
Precision Drilling Corp.
5.25%, 11/15/24 (Call 02/18/20)	880	785,770

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
7.13%, 01/15/26 (Call 11/15/20)(a)(b)	$1,038	$986,100
7.75%, 12/15/23 (Call 02/18/20)(b)	625	615,106
Pride International LLC, 7.88%, 08/15/40	705	334,875
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)(b)	1,333	1,279,680
5.38%, 10/01/22 (Call 07/01/22)	1,390	1,393,475
5.63%, 03/01/26 (Call 12/01/25)	1,477	1,318,149
6.88%, 03/01/21	827	846,641
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)(b)	2,189	1,707,420
5.00%, 08/15/22 (Call 05/15/22)(b)	1,551	1,466,005
5.00%, 03/15/23 (Call 12/15/22)(b)	2,205	1,896,344
5.88%, 07/01/22 (Call 04/01/22)(b)	390	370,500
9.25%, 02/01/26 (Call 02/01/22)(a)	1,250	1,106,488
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)	825	523,875
4.88%, 06/01/22 (Call 03/01/22)(b)	1,597	1,181,780
5.40%, 12/01/42 (Call 06/01/42)	675	327,375
5.85%, 01/15/44 (Call 07/15/43)(b)	450	225,000
7.38%, 06/15/25 (Call 03/15/25)	946	600,710
Seven Generations Energy Ltd.
5.38%, 09/30/25 (Call 09/30/20)(a)	2,022	2,027,055
6.75%, 05/01/23 (Call 03/02/20)(a)	1,310	1,339,475
6.88%, 06/30/23 (Call 03/02/20)(a)	1,482	1,529,439
SM Energy Co.
5.00%, 01/15/24 (Call 03/02/20)	1,350	1,231,875
5.63%, 06/01/25 (Call 06/01/20)(b)	1,357	1,228,085
6.13%, 11/15/22 (Call 03/02/20)	1,255	1,242,450
6.63%, 01/15/27 (Call 01/15/22)(b)	1,393	1,260,665
6.75%, 09/15/26 (Call 09/15/21)(b)	1,521	1,381,152
Southwestern Energy Co.
6.20%, 01/23/25 (Call 10/23/24)(b)	2,497	2,078,752
7.50%, 04/01/26 (Call 04/01/21)(b)	2,042	1,704,457
7.75%, 10/01/27 (Call 10/01/22)(b)	1,236	1,032,060
SRC Energy Inc., 6.25%, 12/01/25 (Call 12/01/20)	1,440	1,450,800
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23 (Call 03/02/20)	3,054	3,134,167
5.50%, 02/15/26 (Call 02/15/21)	2,509	2,581,159
5.88%, 03/15/28 (Call 03/15/23)(b)	1,013	1,077,680
6.00%, 04/15/27 (Call 04/15/22)	1,828	1,928,485
Teine Energy Ltd., 6.88%, 09/30/22 (Call 03/02/20)(a)(b)	1,249	1,247,439
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(a)	1,219	1,245,021
Transocean Inc.
6.80%, 03/15/38(b)	2,148	1,374,720
7.25%, 11/01/25 (Call 11/01/21)(a)	2,160	2,035,800
7.50%, 01/15/26 (Call 01/15/21)(a)	2,201	2,074,442
7.50%, 04/15/31(b)	2,243	1,631,782
8.00%, 02/01/27 (Call 02/01/23)(a)(b)	1,960	1,824,368
9.00%, 07/15/23 (Call 02/16/20)(a)(b)	1,982	2,129,461
9.35%, 12/15/41	1,066	831,480
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/21)(a)	1,119	1,152,292
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/22)(a)(b)	1,352	1,412,840
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/16/21)(a)	1,206	1,209,015
Valaris PLC
4.50%, 10/01/24 (Call 07/01/24)	600	324,000
5.20%, 03/15/25 (Call 12/15/24)	800	396,000

Security	Par (000)	Value

Oil & Gas (continued)
5.75%, 10/01/44 (Call 04/01/44)	$1,841	$759,413
7.75%, 02/01/26 (Call 11/01/25)	2,097	1,058,985
8.00%, 01/31/24 (Call 10/31/23)	780	470,925
Vantage Drilling International, 9.25%, 11/15/23 (Call 05/15/20)(a)(b)	979	932,498
Vermilion Energy Inc., 5.63%, 03/15/25 (Call 03/15/20)(a)(b)	943	905,280
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.75%, 04/15/23 (Call 10/15/20)(a)(b)	661	343,720
9.75%, 04/15/23 (Call 10/15/20)(a)(b)	405	214,650
Viper Energy Partners LP, 5.38%, 11/01/27 (Call 11/01/22)(a)(b)	1,631	1,700,317
W&T Offshore Inc., 9.75%, 11/01/23 (Call 11/01/20)(a)(b)	1,844	1,745,899
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 12/15/20)(b)	1,429	1,336,115
6.25%, 04/01/23 (Call 01/01/23)	1,816	1,271,200
6.63%, 01/15/26 (Call 10/15/25)	2,456	1,379,965
WPX Energy Inc.
4.50%, 01/15/30 (Call 01/15/25)(b)	2,385	2,399,835
5.25%, 09/15/24 (Call 06/15/24)	2,346	2,457,435
5.25%, 10/15/27 (Call 10/15/22)	1,945	2,032,525
5.75%, 06/01/26 (Call 06/01/21)	1,731	1,813,222
8.25%, 08/01/23 (Call 06/01/23)(b)	810	934,538

		241,562,363

Oil & Gas Services — 0.9%
Apergy Corp., 6.38%, 05/01/26 (Call 05/01/21)	1,054	1,107,338
Archrock Partners LP/Archrock Partners Finance Corp.
6.00%, 10/01/22 (Call 03/02/20)	1,093	1,094,366
6.25%, 04/01/28 (Call 04/01/23)(a)	1,550	1,594,563
6.88%, 04/01/27 (Call 04/01/22)(a)(b)	1,392	1,484,853
Basic Energy Services Inc., 10.75%, 10/15/23 (Call 10/15/20)(a)	75	48,000
Calfrac Holdings LP, 8.50%, 06/15/26 (Call 06/15/21)(a)(b)	1,390	528,200
CGG Holding U.S. Inc., 9.00%, 05/01/23 (Call 05/01/20)(a)	1,140	1,211,250
CSI Compressco LP/CSI Compressco Finance Inc.
7.25%, 08/15/22 (Call 03/02/20)(b)	728	684,320
7.50%, 04/01/25 (Call 04/01/21)(a)(b)	987	980,012
Exterran Energy Solutions LP/EES Finance Corp., 8.13%, 05/01/25 (Call 05/01/20)(b)	1,097	1,086,491
Forum Energy Technologies Inc., 6.25%, 10/01/21 (Call 03/02/20)(b)	1,210	1,082,950
FTS International Inc., 6.25%, 05/01/22 (Call 03/02/20)	908	503,940
Hi-Crush Inc., 9.50%, 08/01/26 (Call 08/01/21)(a)(b)	737	309,540
KCA Deutag UK Finance PLC
7.25%, 05/15/21 (Call 03/02/20)(a)(b)	703	488,585
9.63%, 04/01/23 (Call 04/01/20)(a)	200	139,000
9.88%, 04/01/22 (Call 04/01/20)(a)(b)	836	581,020
KLX Energy Services Holdings Inc., 11.50%, 11/01/25 (Call 11/01/21)(a)	750	630,000
Nine Energy Service Inc., 8.75%, 11/01/23 (Call 11/01/20)(a)(b)	1,132	959,370
Oceaneering International Inc.
4.65%, 11/15/24 (Call 08/15/24)	1,392	1,343,280
6.00%, 02/01/28 (Call 11/01/27)(b)	899	857,920
Pioneer Energy Services Corp., 6.13%, 03/15/22 (Call 03/02/20)	125	28,750
SESI LLC
7.13%, 12/15/21 (Call 03/02/20)	751	660,880
7.75%, 09/15/24 (Call 09/15/20)	947	589,612

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 10/15/20)(a)	$818	$866,656
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 12/01/20)(a)	1,156	1,188,201
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 04/01/21)	2,118	2,202,720
6.88%, 09/01/27 (Call 09/01/22)	2,158	2,249,499
Weatherford International Ltd., 11.00%, 12/01/24 (Call 12/01/21)(a)	5,725	6,078,633
Welltec A/S, 9.50%, 12/01/22 (Call 03/02/20)(a)(b)	956	979,900

		31,559,849

Packaging & Containers — 2.8%
ARD Finance SA (7.25% PIK), 6.50%, 06/30/27 (Call 11/15/22)(a)(c)	3,185	3,288,194
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/22)(a)	1,045	1,075,046
4.25%, 09/15/22 (Call 02/11/20)(a)	1,390	1,407,375
5.25%, 08/15/27 (Call 08/15/22)(a)	1,975	2,071,281
6.00%, 02/15/25 (Call 02/15/20)(a)(b)	5,284	5,521,780
Ball Corp.
4.00%, 11/15/23	2,300	2,431,790
4.88%, 03/15/26 (Call 12/15/25)(b)	2,232	2,444,040
5.00%, 03/15/22	1,629	1,720,631
5.25%, 07/01/25	2,714	3,039,680
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)(a)	1,612	1,636,180
4.88%, 07/15/26 (Call 07/15/22)(a)	3,434	3,588,022
5.13%, 07/15/23 (Call 03/02/20)(b)	1,874	1,906,832
5.50%, 05/15/22 (Call 03/02/20)	1,481	1,492,108
5.63%, 07/15/27 (Call 07/15/22)(a)	1,582	1,680,875
6.00%, 10/15/22 (Call 03/02/20)	199	202,483
Cascades Inc./Cascades USA Inc.
5.13%, 01/15/26 (Call 01/15/23)(a)	925	955,063
5.38%, 01/15/28 (Call 01/15/23)(a)(b)	1,032	1,067,810
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	1,887	1,984,053
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	1,293	1,347,953
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/21)	2,719	2,817,836
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26(b)	954	1,128,105
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 03/02/20)(a)	1,912	1,919,170
7.88%, 07/15/26 (Call 07/15/21)(a)(b)	1,329	1,348,935
Graphic Packaging International LLC
4.13%, 08/15/24 (Call 05/15/24)(b)	550	576,125
4.75%, 04/15/21 (Call 01/15/21)	638	651,583
4.75%, 07/15/27 (Call 04/15/27)(a)(b)	894	965,520
4.88%, 11/15/22 (Call 08/15/22)(b)	286	300,300
Greif Inc., 6.50%, 03/01/27 (Call 03/01/22)(a)(b)	1,824	1,964,211
Intertape Polymer Group Inc., 7.00%, 10/15/26 (Call 10/15/21)(a)(b)	509	538,268
LABL Escrow Issuer LLC
6.75%, 07/15/26 (Call 07/15/22)(a)	2,065	2,217,872
10.50%, 07/15/27 (Call 07/15/22)(a)	1,904	1,999,200
Matthews International Corp., 5.25%, 12/01/25 (Call 12/01/20)(a)(b)	1,035	1,035,000
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 04/15/20)(a)	3,667	3,778,733

Security	Par (000)	Value

Packaging & Containers (continued)
7.25%, 04/15/25 (Call 04/15/20)(a)(b)	$3,902	$3,882,490
OI European Group BV, 4.00%, 03/15/23 (Call 12/15/22)(a)(b)	355	360,325
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22(a)(b)	1,086	1,124,010
5.38%, 01/15/25(a)	500	531,875
5.88%, 08/15/23(a)(b)	2,096	2,242,720
6.38%, 08/15/25(a)(b)	847	944,405
Pactiv LLC, 7.95%, 12/15/25(b)	620	722,300
Plastipak Holdings Inc., 6.25%, 10/15/25 (Call 10/15/20)(a)	1,470	1,293,600
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 03/02/20)(a)	3,990	4,071,835
7.00%, 07/15/24 (Call 03/02/20)(a)	2,451	2,530,657
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)	1,310	1,316,550
4.88%, 12/01/22 (Call 09/01/22)(a)	1,140	1,199,850
5.13%, 12/01/24 (Call 09/01/24)(a)	1,503	1,623,240
5.25%, 04/01/23 (Call 01/01/23)(a)(b)	886	941,375
5.50%, 09/15/25 (Call 06/15/25)(a)	1,036	1,135,715
6.88%, 07/15/33(a)	1,085	1,285,725
Silgan Holdings Inc.
4.13%, 02/01/28 (Call 10/01/22)(a)	1,089	1,082,466
4.75%, 03/15/25 (Call 03/15/20)	295	300,900
Trident TPI Holdings Inc.
6.63%, 11/01/25 (Call 11/01/20)(a)	596	540,870
9.25%, 08/01/24 (Call 08/01/21)(a)	1,277	1,296,155
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/22)(a)(b)	2,830	2,982,112
8.50%, 08/15/27 (Call 08/15/22)(a)	2,148	2,362,800

		93,874,029

Pharmaceuticals — 2.3%
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/22)(a)	5,122	5,794,262
9.25%, 04/01/26 (Call 04/01/22)(a)	4,003	4,568,424
Bausch Health Companies Inc.
5.00%, 01/30/28 (Call 01/30/23)(a)	3,440	3,483,000
5.25%, 01/30/30 (Call 01/30/25)(a)(b)	3,250	3,310,938
5.50%, 03/01/23 (Call 03/02/20)(a)	1,004	1,006,510
5.50%, 11/01/25 (Call 11/01/20)(a)	4,902	5,077,639
5.75%, 08/15/27 (Call 08/15/22)(a)	1,501	1,605,920
5.88%, 05/15/23 (Call 03/02/20)(a)(b)	520	524,550
6.13%, 04/15/25 (Call 04/15/20)(a)	9,799	10,079,447
6.50%, 03/15/22 (Call 03/02/20)(a)(b)	2,229	2,270,370
7.00%, 03/15/24 (Call 03/15/20)(a)	5,034	5,218,748
7.00%, 01/15/28 (Call 01/15/23)(a)	2,132	2,309,254
7.25%, 05/30/29 (Call 05/30/24)(a)	2,460	2,772,937
9.00%, 12/15/25 (Call 12/15/21)(a)	3,891	4,391,966
Elanco Animal Health Inc.
3.91%, 08/27/21	1,234	1,268,381
4.27%, 08/28/23 (Call 07/28/23)(b)	1,653	1,759,975
4.90%, 08/28/28 (Call 05/28/28)	2,124	2,441,010
Endo Dac/Endo Finance LLC/Endo Finco Inc.
5.88%, 10/15/24 (Call 04/15/20)(a)(b)	300	297,750
6.00%, 07/15/23 (Call 03/02/20)(a)(b)	4,238	3,242,070
6.00%, 02/01/25 (Call 03/02/20)(a)	3,041	2,105,893
HLF Financing Sarl LLC/Herbalife International Inc.,
7.25%, 08/15/26 (Call 08/15/21)(a)	1,311	1,366,718
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 08/01/22)(a)	1,950	2,079,285

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 04/15/25 (Call 04/15/20)(a)(b)	$790	$288,350
5.63%, 10/15/23 (Call 03/02/20)(a)	1,223	483,085
5.75%, 08/01/22 (Call 03/02/20)(a)	1,563	750,240
NVA Holdings Inc., 6.88%, 04/01/26 (Call 02/14/20)(a)	1,440	1,555,200
Owens & Minor Inc.
3.88%, 09/15/21(b)	600	575,520
4.38%, 12/15/24 (Call 09/15/24)	824	634,480
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(a)	4,336	4,411,880
Vizient Inc., 6.25%, 05/15/27 (Call 05/15/22)(a)	1,049	1,130,722

		76,804,524

Pipelines — 3.7%
American Midstream Partners LP/American Midstream Finance Corp., 9.50%, 12/15/21 (Call 03/02/20)(a)	1,149	1,146,128
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 09/15/24 (Call 02/18/20)(b)	1,732	1,533,686
5.75%, 03/01/27 (Call 03/01/22)(a)	2,032	1,584,350
5.75%, 01/15/28 (Call 01/15/23)(a)	1,676	1,303,425
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.13%, 11/15/22 (Call 03/02/20)(a)	2,602	2,542,414
6.63%, 07/15/26 (Call 07/15/21)(a)	798	734,160
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)(b)	1,850	1,824,630
4.13%, 12/01/27 (Call 09/01/27)(b)	850	838,361
4.15%, 07/01/23 (Call 04/01/23)	1,100	1,112,192
4.35%, 10/15/24 (Call 07/15/24)	675	681,063
4.88%, 02/01/21 (Call 11/01/20)	1,400	1,421,155
5.60%, 10/15/44 (Call 04/15/44)	723	672,295
5.85%, 11/15/43 (Call 05/15/43)	1,050	976,247
6.38%, 01/22/78 (Call 01/22/23)(e)	1,343	1,105,464
Cheniere Energy Partners LP
4.50%, 10/01/29 (Call 10/01/24)(a)	4,142	4,214,485
5.25%, 10/01/25 (Call 10/01/20)	4,277	4,405,310
5.63%, 10/01/26 (Call 10/01/21)	3,436	3,599,217
CNX Midstream Partners LP/CNX Midstream Finance Corp., 6.50%, 03/15/26 (Call 03/15/21)(a)	1,195	1,096,413
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/22)(a)	1,781	1,792,220
5.75%, 04/01/25 (Call 04/01/20)	1,174	1,191,962
6.25%, 04/01/23 (Call 02/18/20)	2,614	2,637,918
DCP Midstream LP, Series A, 7.38%, (Call 12/15/22)(d)(e)	1,484	1,402,380
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	1,281	1,306,620
4.75%, 09/30/21 (Call 06/30/21)(a)	1,489	1,524,364
4.95%, 04/01/22 (Call 01/01/22)(b)	755	779,538
5.13%, 05/15/29 (Call 02/15/29)	1,948	2,055,140
5.38%, 07/15/25 (Call 04/15/25)	2,479	2,705,506
5.60%, 04/01/44 (Call 10/01/43)(b)	952	925,820
5.85%, 05/21/43 (Call 05/21/23)(a)(e)	1,704	1,597,500
6.45%, 11/03/36(a)(b)	398	417,900
6.75%, 09/15/37(a)(b)	1,577	1,699,217
8.13%, 08/16/30	525	648,375
Energy Transfer Operating LP
Series A, 6.25%, (Call 02/15/23)(d)(e)	2,635	2,503,250
Series B, 6.63%, (Call 02/15/28)(d)(e)	1,234	1,166,130
EnLink Midstream LLC, 5.38%, 06/01/29 (Call 03/01/29)(b)	1,435	1,298,675

Security	Par (000)	Value

Pipelines (continued)
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	$2,692	$2,483,370
4.40%, 04/01/24 (Call 01/01/24)	1,608	1,535,238
4.85%, 07/15/26 (Call 04/15/26)	1,656	1,515,240
5.05%, 04/01/45 (Call 10/01/44)(b)	1,037	777,750
5.45%, 06/01/47 (Call 12/01/46)	1,215	959,850
5.60%, 04/01/44 (Call 10/01/43)	717	562,845
Series C, 6.00%, (Call 12/15/22)(d)(e)	1,007	702,383
Genesis Energy LP/Genesis Energy Finance Corp.
5.63%, 06/15/24 (Call 03/02/20)(b)	635	617,538
6.00%, 05/15/23 (Call 03/02/20)(b)	913	917,291
6.25%, 05/15/26 (Call 02/15/21)	1,433	1,368,343
6.50%, 10/01/25 (Call 10/01/20)	1,366	1,331,850
6.75%, 08/01/22 (Call 02/16/20)(b)	2,006	2,041,406
7.75%, 02/01/28 (Call 02/01/23)	2,055	2,072,015
Global Partners LP/GLP Finance Corp.
7.00%, 06/15/23 (Call 03/02/20)(b)	1,020	1,045,500
7.00%, 08/01/27 (Call 08/01/22)(a)(b)	985	1,062,864
Hess Midstream Operations LP
5.13%, 06/15/28 (Call 06/15/23)(a)(b)	1,615	1,667,051
5.63%, 02/15/26 (Call 02/15/21)(a)	2,410	2,522,559
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00%, 02/01/28 (Call 02/01/23)(a)	790	802,593
6.00%, 08/01/24 (Call 02/05/20)(a)	1,431	1,495,681
Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.25%, 02/15/21 (Call 03/02/20)	671	617,320
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 03/02/20)	713	673,785
7.50%, 11/01/23 (Call 03/02/20)	1,932	1,926,590
7.50%, 04/15/26 (Call 04/15/22)(a)	1,365	1,324,050
NuStar Logistics LP
4.75%, 02/01/22 (Call 11/01/21)(b)	890	914,475
5.63%, 04/28/27 (Call 01/28/27)	1,535	1,581,050
6.00%, 06/01/26 (Call 03/01/26)	1,550	1,630,910
6.75%, 02/01/21	350	360,220
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 03/02/20)	1,653	1,698,457
Plains All American Pipeline LP, Series B, 6.13%, (Call 11/15/22)(b)(d)(e)	2,078	1,924,851
Ruby Pipeline LLC, 6.50%, 04/01/22(a)(b)	459	481,710
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.50%, 08/15/22 (Call 03/02/20)	1,044	918,069
5.75%, 04/15/25 (Call 04/15/20)(b)	1,285	988,383
Summit Midstream Partners LP, Series A, 9.50%, (Call 12/15/22)(d)(e)	508	261,620
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
4.75%, 10/01/23 (Call 10/01/20)(a)(b)	1,362	1,363,730
5.50%, 09/15/24 (Call 03/02/20)(a)	2,533	2,558,381
5.50%, 01/15/28 (Call 01/15/23)(a)	2,015	2,015,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 03/02/20)	1,733	1,747,436
5.00%, 01/15/28 (Call 01/15/23)	2,192	2,230,360
5.13%, 02/01/25 (Call 03/02/20)	1,251	1,288,530
5.25%, 05/01/23 (Call 03/02/20)	1,602	1,616,017
5.38%, 02/01/27 (Call 02/01/22)(b)	1,306	1,354,975
5.50%, 03/01/30 (Call 03/01/25)(a)	2,845	2,934,191
5.88%, 04/15/26 (Call 04/15/21)(b)	2,666	2,812,630

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
6.50%, 07/15/27 (Call 07/15/22)(b)	$2,260	$2,463,400
6.75%, 03/15/24 (Call 03/02/20)	1,698	1,753,049
6.88%, 01/15/29 (Call 01/15/24)(b)	1,928	2,124,415
TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 02/15/26 (Call 02/15/21)(b)	908	910,270

		124,398,751

Real Estate — 0.5%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 11/15/20)(a)	1,890	1,956,150
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 12/01/20)(a)	2,125	2,196,974
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/15/20)(a)	2,972	3,061,160
Hunt Companies Inc., 6.25%, 02/15/26 (Call 02/15/21)(a)	135	130,660
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 03/02/20)	2,991	3,050,820
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	1,079	1,183,339
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)(b)	1,476	1,464,930
5.25%, 12/01/21 (Call 03/02/20)(a)	1,378	1,386,613
9.38%, 04/01/27 (Call 04/01/22)(a)	1,497	1,552,913
WeWork Companies Inc., 7.88%, 05/01/25(a)	1,592	1,233,800

		17,217,359

Real Estate Investment Trusts — 2.7%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(a)	2,321	2,421,801
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)(b)	1,019	611,400
5.95%, 12/15/26 (Call 09/15/26)	1,075	537,882
CoreCivic Inc.
4.63%, 05/01/23 (Call 02/01/23)	1,151	1,145,245
4.75%, 10/15/27 (Call 07/15/27)(b)	700	644,000
5.00%, 10/15/22 (Call 07/15/22)	834	854,850
CTR Partnership LP/CareTrust Capital Corp., 5.25%, 06/01/25 (Call 06/01/20)	802	832,075
Diversified Healthcare Trust
4.75%, 05/01/24 (Call 11/01/23)(b)	434	458,110
4.75%, 02/15/28 (Call 08/15/27)(b)	1,362	1,426,254
ESH Hospitality Inc.
4.63%, 10/01/27 (Call 10/01/22)(a)	2,393	2,404,965
5.25%, 05/01/25 (Call 05/01/20)(a)	3,236	3,316,900
Felcor Lodging LP, 6.00%, 06/01/25 (Call 06/01/20)(b)	1,139	1,181,712
GEO Group Inc. (The)
5.13%, 04/01/23 (Call 03/02/20)(b)	1,149	1,082,933
5.88%, 10/15/24 (Call 03/02/20)	493	457,258
6.00%, 04/15/26 (Call 04/15/21)(b)	726	646,140
HAT Holdings I LLC/HAT Holdings II LLC, 5.25%, 07/15/24 (Call 07/15/21)(a)(b)	1,494	1,568,700
Iron Mountain Inc.
4.38%, 06/01/21 (Call 02/11/20)(a)	1,210	1,214,537
4.88%, 09/15/27 (Call 09/15/22)(a)(b)	2,726	2,807,780
4.88%, 09/15/29 (Call 09/15/24)(a)	2,671	2,724,687
5.25%, 03/15/28 (Call 12/27/22)(a)(b)	2,718	2,840,310
5.75%, 08/15/24 (Call 02/11/20)(b)	2,450	2,472,050
6.00%, 08/15/23 (Call 02/11/20)	1,726	1,762,677
Iron Mountain U.S. Holdings Inc., 5.38%, 06/01/26 (Call 06/01/21)(a)(b)	793	829,676
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	1,725	1,733,625

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.75%, 10/01/24 (Call 07/01/24)	$1,683	$1,750,320
5.25%, 09/15/22 (Call 03/02/20)	1,323	1,350,288
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(a)	1,860	1,856,299
5.25%, 03/15/22 (Call 09/15/21)(a)	1,715	1,762,162
5.25%, 10/01/25 (Call 10/01/20)(a)	1,448	1,487,820
5.88%, 08/01/21 (Call 03/02/20)(a)(b)	646	654,883
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)	562	560,322
4.50%, 04/18/22 (Call 01/18/22)	700	718,122
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)	2,103	2,187,867
4.50%, 01/15/28 (Call 10/15/27)	1,011	1,043,155
5.63%, 05/01/24 (Call 02/01/24)	2,718	2,964,767
5.75%, 02/01/27 (Call 11/01/26)(b)	1,839	2,045,887
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 08/01/29 (Call 08/01/24)	2,424	2,533,080
5.00%, 10/15/27 (Call 10/15/22)(b)	3,400	3,574,080
5.25%, 08/01/26 (Call 08/01/21)	1,291	1,353,936
5.50%, 05/01/24 (Call 03/02/20)(b)	1,267	1,293,924
6.38%, 03/01/24 (Call 03/02/20)	1,344	1,387,384
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 04/15/23 (Call 03/02/20)	1,020	1,037,850
Ryman Hospitality Properties Inc., 4.75%, 10/15/27 (Call 10/15/22)(a)	2,017	2,097,680
SBA Communications Corp.
3.88%, 02/15/27 (Call 02/15/23)(a)	1,110	1,125,263
4.00%, 10/01/22 (Call 03/02/20)	1,568	1,595,440
4.88%, 07/15/22 (Call 02/20/20)	1,901	1,925,143
4.88%, 09/01/24 (Call 03/02/20)	2,703	2,794,226
Starwood Property Trust Inc.
3.63%, 02/01/21 (Call 11/01/20)	140	140,525
4.75%, 03/15/25 (Call 09/15/24)	1,253	1,309,510
5.00%, 12/15/21 (Call 09/15/21)	1,955	2,003,875
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 7.13%, 12/15/24 (Call 03/02/20)(a)(b)	1,107	877,298
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 03/02/20)(a)	1,424	1,363,480
8.25%, 10/15/23 (Call 03/02/20)(b)	1,825	1,478,250
VICI Properties 1 LLC/VICI FC Inc., 8.00%, 10/15/23 (Call 02/20/20)	935	1,009,613
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/15/22)(a)	680	690,363
3.75%, 02/15/27 (Call 02/15/23)(a)	595	597,975
4.13%, 08/15/30 (Call 02/15/25)(a)	825	835,560
4.25%, 12/01/26 (Call 12/01/22)(a)	3,380	3,468,995
4.63%, 12/01/29 (Call 12/01/24)(a)	2,315	2,419,175
Washington Prime Group LP, 6.45%, 08/15/24 (Call 06/15/24)(b)	2,132	1,899,250

		93,169,334

Retail — 3.9%
1011778 BC ULC/New Red Finance Inc.
3.88%, 01/15/28 (Call 09/15/22)(a)	1,590	1,600,096
4.25%, 05/15/24 (Call 05/15/20)(a)	3,007	3,070,899
4.38%, 01/15/28 (Call 11/15/22)(a)	2,290	2,295,496
5.00%, 10/15/25 (Call 10/15/20)(a)	8,062	8,317,565
Asbury Automotive Group Inc., 6.00%, 12/15/24 (Call 03/02/20)	1,617	1,665,510

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Beacon Roofing Supply Inc.
4.50%, 11/15/26 (Call 11/15/22)(a)	$903	$927,833
4.88%, 11/01/25 (Call 11/01/20)(a)(b)	3,740	3,720,178
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)(b)	872	854,647
4.92%, 08/01/34 (Call 02/01/34)(b)	1,030	821,219
5.17%, 08/01/44 (Call 02/01/44)	2,197	1,623,605
Brinker International Inc.
3.88%, 05/15/23(b)	595	605,413
5.00%, 10/01/24 (Call 07/01/24)(a)(b)	843	887,258
Carvana Co., 8.88%, 10/01/23 (Call 10/01/20)(a)	1,774	1,863,055
CEC Entertainment Inc., 8.00%, 02/15/22 (Call 03/02/20)	947	935,162
DriveTime Automotive Group Inc./Bridgecrest Acceptance Corp., 8.00%, 06/01/21 (Call 03/02/20)(a)	425	430,313
eG Global Finance PLC
6.75%, 02/07/25 (Call 05/15/21)(a)	2,258	2,286,225
8.50%, 10/30/25 (Call 10/30/21)(a)(b)	1,745	1,849,700
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 03/02/20)(b)	455	395,850
6.75%, 01/15/22 (Call 03/02/20)(b)	860	731,000
6.75%, 06/15/23 (Call 02/18/20)	630	533,925
FirstCash Inc., 5.38%, 06/01/24 (Call 06/01/20)(a)(b)	838	864,188
GameStop Corp., 6.75%, 03/15/21 (Call 03/02/20)(a)(b)	800	779,000
Golden Nugget Inc.
6.75%, 10/15/24 (Call 03/02/20)(a)(b)	4,087	4,200,210
8.75%, 10/01/25 (Call 10/01/20)(a)(b)	2,106	2,212,922
Group 1 Automotive Inc.
5.00%, 06/01/22 (Call 03/02/20)	1,566	1,573,830
5.25%, 12/15/23 (Call 03/02/20)(a)	1,067	1,096,342
Guitar Center Inc., 9.50%, 10/15/21 (Call 03/02/20)(a)	1,609	1,589,692
IRB Holding Corp., 6.75%, 02/15/26 (Call 02/15/21)(a)(b)	1,666	1,734,223
JC Penney Corp. Inc.
5.88%, 07/01/23 (Call 03/02/20)(a)	1,276	1,113,310
6.38%, 10/15/36(b)	125	36,875
7.40%, 04/01/37(b)	50	15,250
8.63%, 03/15/25 (Call 03/15/21)(a)(b)	685	383,600
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)(a)(b)	2,283	2,405,049
5.00%, 06/01/24 (Call 03/02/20)(a)	2,904	2,987,490
5.25%, 06/01/26 (Call 06/01/21)(a)	3,315	3,472,462
KGA Escrow LLC, 7.50%, 08/15/23 (Call 08/15/20)(a)(b)	1,089	1,148,895
L Brands Inc.
5.25%, 02/01/28(b)	1,973	1,958,202
5.63%, 02/15/22	1,585	1,671,034
5.63%, 10/15/23	1,304	1,415,922
6.63%, 04/01/21	750	786,563
6.69%, 01/15/27(b)	798	825,930
6.75%, 07/01/36	1,645	1,632,333
6.88%, 11/01/35	2,690	2,696,725
6.95%, 03/01/33(b)	1,175	1,057,500
7.50%, 06/15/29 (Call 06/15/24)(b)	1,730	1,858,669
7.60%, 07/15/37(b)	737	700,150
Lithia Motors Inc.
4.63%, 12/15/27 (Call 12/15/22)(a)(b)	1,300	1,329,250
5.25%, 08/01/25 (Call 08/01/20)(a)(b)	929	959,192
Michaels Stores Inc., 8.00%, 07/15/27 (Call 07/15/22)(a)(b)	1,414	1,263,762
Murphy Oil USA Inc.
4.75%, 09/15/29 (Call 09/15/24)	1,295	1,353,275
5.63%, 05/01/27 (Call 05/01/22)(b)	1,011	1,086,825

Security	Par (000)	Value

Retail (continued)
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG
8.00%, 10/25/24 (Call 03/02/20)(a)	$664	$215,800
8.75%, 10/25/24 (Call 03/02/20)(a)	608	200,760
Party City Holdings Inc.
6.13%, 08/15/23 (Call 03/02/20)(a)(b)	783	670,444
6.63%, 08/01/26 (Call 08/01/21)(a)	1,571	1,115,410
Penske Automotive Group Inc.
5.38%, 12/01/24 (Call 03/02/20)(b)	869	891,811
5.50%, 05/15/26 (Call 05/15/21)	1,756	1,817,548
5.75%, 10/01/22 (Call 03/02/20)(b)	1,010	1,020,605
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/20)(a)	2,606	2,674,017
7.13%, 03/15/23 (Call 03/02/20)(a)	5,564	5,543,135
8.88%, 06/01/25 (Call 06/01/20)(a)(b)	1,958	2,011,845
PriSo Acquisition Corp., 9.00%, 05/15/23 (Call 03/02/20)(a)(b)	814	793,650
QVC Inc.
4.38%, 03/15/23	1,654	1,713,560
4.45%, 02/15/25 (Call 11/15/24)(b)	1,745	1,798,377
4.75%, 02/15/27	950	958,767
4.85%, 04/01/24	1,133	1,185,333
5.13%, 07/02/22	795	843,167
5.45%, 08/15/34 (Call 02/15/34)	1,003	1,016,278
5.95%, 03/15/43	899	913,188
Rite Aid Corp., 6.13%, 04/01/23 (Call 03/02/20)(a)	3,939	3,594,337
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/20)(b)	2,374	2,457,090
Sonic Automotive Inc., 6.13%, 03/15/27 (Call 03/15/22)(b)	922	979,625
SRS Distribution Inc., 8.25%, 07/01/26 (Call 07/01/21)(a)(b)	1,114	1,158,560
Staples Inc.
7.50%, 04/15/26 (Call 04/15/22)(a)	5,417	5,549,175
10.75%, 04/15/27 (Call 04/15/22)(a)(b)	2,895	2,942,188
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 03/02/20)	1,332	1,358,640
5.75%, 03/01/25 (Call 03/02/20)(b)	662	673,585
5.88%, 03/01/27 (Call 03/01/22)(b)	1,242	1,279,260
Superior Plus LP/Superior General Partner Inc., 7.00%, 07/15/26 (Call 07/15/21)(a)	1,122	1,208,961
TPro Acquisition Corp., 11.00%, 10/15/24 (Call 10/15/21)(a)	825	845,625
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)(b)	619	633,237
3.88%, 11/01/23 (Call 08/01/23)	767	789,373
4.75%, 01/15/30 (Call 10/15/29)(a)(b)	1,915	2,046,656
5.35%, 11/01/43 (Call 05/01/43)(b)	634	649,850
6.88%, 11/15/37(b)	1,070	1,262,600

		134,436,076

Savings & Loans — 0.0%
New York Community Bancorp Inc., 5.90%, 11/06/28 (Call 11/06/23)(b)(e)	425	451,911

Semiconductors — 0.4%
Advanced Micro Devices Inc., 7.50%, 08/15/22(b)	410	462,513
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/22)(a)	1,817	1,973,716
Entegris Inc., 4.63%, 02/10/26 (Call 11/10/20)(a)	2,192	2,263,240
Qorvo Inc.
4.38%, 10/15/29 (Call 10/15/24)(a)	1,425	1,489,125
5.50%, 07/15/26 (Call 07/15/21)	2,787	2,947,252

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Sensata Technologies UK Financing Co. PLC, 6.25%, 02/15/26 (Call 02/15/21)(a)	$2,784	$2,923,618

		12,059,464

Software — 2.5%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 08/15/21)(a)	884	946,238
Ascend Learning LLC 6.88%, 08/01/25 (Call 08/01/20)(a)	2,275	2,377,375
Blackboard Inc., 10.38%, 11/15/24 (Call 11/15/20)(a)(b)	550	552,750
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/22)(a)(b)	2,221	2,259,867
Castle U.S. Holding Crop., 9.50%, 02/15/28 (Call 02/15/23)(a)	1,000	1,000,000
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)	1,679	1,761,195
5.00%, 10/15/24 (Call 07/15/24)(b)	969	1,056,811
5.25%, 05/15/29 (Call 05/15/24)(a)	1,485	1,588,950
5.88%, 06/15/26 (Call 06/15/21)	1,632	1,734,000
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 03/01/20)(a)(b)	3,135	3,192,935
Donnelley Financial Solutions Inc., 8.25%, 10/15/24 (Call 10/15/21)(b)	969	1,005,338
Dun & Bradstreet Corp./The
6.88%, 08/15/26 (Call 02/15/22)(a)(b)	2,216	2,432,060
10.25%, 02/15/27 (Call 02/15/22)(a)(b)	2,297	2,633,051
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/22)(a)	1,264	1,286,120
5.25%, 05/15/26 (Call 02/15/26)(a)	693	764,033
Genesys Telecommunications Laboratories Inc./Greeneden Lux 3 Sarl/Greeneden U.S. Ho, 10.00%, 11/30/24 (Call 03/02/20)(a)	2,061	2,218,151
Granite Merger Sub 2 Inc., 11.00%, 07/15/27 (Call 07/15/22)(a)	789	867,900
Infor U.S. Inc., 6.50%, 05/15/22 (Call 02/18/20)	5,260	5,299,450
Informatica LLC, 7.13%, 07/15/23 (Call 02/18/20)(a)(b)	2,205	2,227,050
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/21)(a)	3,101	3,244,421
5.00%, 05/15/27 (Call 05/15/22)(a)	3,404	3,591,356
j2 Cloud Services LLC/j2 Cloud Co-Obligor Inc., 6.00%, 07/15/25 (Call 07/15/20)(a)	2,439	2,573,145
MSCI Inc.
4.00%, 11/15/29 (Call 11/15/24)(a)	2,755	2,813,544
4.75%, 08/01/26 (Call 08/01/21)(a)	1,287	1,348,132
5.25%, 11/15/24 (Call 03/02/20)(a)	658	677,740
5.38%, 05/15/27 (Call 05/15/22)(a)	1,811	1,962,671
5.75%, 08/15/25 (Call 08/15/20)(a)(b)	1,993	2,079,596
Nuance Communications Inc., 5.63%, 12/15/26 (Call 12/15/21)(b)	1,737	1,847,734
Open Text Corp.
5.63%, 01/15/23 (Call 03/02/20)(a)	2,635	2,674,525
5.88%, 06/01/26 (Call 06/01/21)(a)	2,796	2,953,275
PTC Inc.
3.63%, 02/15/25 (Call 02/15/22)(a)	470	474,113
4.00%, 02/15/28 (Call 02/15/23)(a)	450	454,500
6.00%, 05/15/24 (Call 03/02/20)	1,382	1,434,640
Rackspace Hosting Inc., 8.63%, 11/15/24 (Call 03/02/20)(a)(b)	3,125	3,093,750
Riverbed Technology Inc., 8.88%, 03/01/23 (Call 03/02/20)(a)(b)	480	307,200
RP Crown Parent LLC, 7.38%, 10/15/24 (Call 03/02/20)(a)(b)	919	948,868
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 03/02/20)(a)(b)	5,564	5,890,885

Security	Par (000)	Value

Software (continued)
Sophia LP/Sophia Finance Inc., 9.00%, 09/30/23 (Call 03/02/20)(a)(b)	$1,243	$1,277,182
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(a)	5,678	6,006,188
TIBCO Software Inc., 11.38%, 12/01/21 (Call 03/02/20)(a)	1,963	2,029,251
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 02/01/23 (Call 02/11/20)(a)	891	884,318
10.50%, 02/01/24 (Call 02/11/20)(a)(b)	2,176	1,996,480

		85,766,788

Storage & Warehousing — 0.1%
Algeco Global Finance 2 PLC, 10.00%, 08/15/23 (Call 02/15/20)(a)(b)	732	724,680
LBC Tank Terminals Holding Netherlands BV, 6.88%, 05/15/23 (Call 03/02/20)(a)(b)	894	909,645
Mobile Mini Inc., 5.88%, 07/01/24 (Call 03/02/20)(b)	838	871,520

		2,505,845

Telecommunications — 8.9%
Altice France SA/France
5.50%, 01/15/28 (Call 09/15/22)(a)(b)	2,985	3,048,491
7.38%, 05/01/26 (Call 05/01/21)(a)	14,564	15,511,825
8.13%, 02/01/27 (Call 02/01/22)(a)(b)	4,692	5,243,310
C&W Senior Financing DAC
6.88%, 09/15/27 (Call 09/15/22)(a)(b)	3,697	3,969,654
7.50%, 10/15/26 (Call 10/15/21)(a)(b)	1,544	1,665,976
CenturyLink Inc.
4.00%, 02/15/27 (Call 02/15/23)(a)	3,175	3,201,035
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	3,642	3,751,260
5.63%, 04/01/25 (Call 01/01/25)	1,425	1,510,500
Series G, 6.88%, 01/15/28	1,475	1,648,312
Series P, 7.60%, 09/15/39	1,417	1,532,840
Series S, 6.45%, 06/15/21	2,340	2,455,830
Series T, 5.80%, 03/15/22(b)	3,421	3,605,837
Series U, 7.65%, 03/15/42	1,157	1,254,454
Series W, 6.75%, 12/01/23	2,087	2,313,961
Series Y, 7.50%, 04/01/24 (Call 01/01/24)	2,720	3,069,058
Cincinnati Bell Inc.
7.00%, 07/15/24 (Call 03/02/20)(a)	2,353	2,461,826
8.00%, 10/15/25 (Call 10/15/20)(a)	1,146	1,216,674
CommScope Inc.
5.00%, 06/15/21 (Call 02/11/20)(a)	233	233,000
5.50%, 03/01/24 (Call 03/01/21)(a)	3,345	3,436,987
5.50%, 06/15/24 (Call 02/11/20)(a)	1,992	1,982,040
6.00%, 03/01/26 (Call 03/01/22)(a)	4,064	4,262,128
8.25%, 03/01/27 (Call 03/01/22)(a)(b)	2,991	3,073,252
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(a)	2,072	1,880,340
6.00%, 06/15/25 (Call 06/15/20)(a)	4,215	4,035,862
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/22)(a)	5,732	6,068,755
Consolidated Communications Inc., 6.50%, 10/01/22 (Call 03/02/20)(b)	1,419	1,354,258
DKT Finance ApS, 9.38%, 06/17/23 (Call 06/17/20)(a)	1,243	1,327,462
Embarq Corp., 8.00%, 06/01/36(b)	4,284	4,761,452
Frontier Communications Corp.
6.88%, 01/15/25 (Call 10/15/24)	1,219	569,883
7.13%, 01/15/23	1,700	799,000
7.63%, 04/15/24	1,350	621,000
7.88%, 01/15/27(b)	680	316,200
8.00%, 04/01/27 (Call 04/01/22)(a)	3,702	3,864,148

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
8.50%, 04/01/26 (Call 04/01/21)(a)	$3,570	$3,659,250
8.75%, 04/15/22	850	393,125
9.00%, 08/15/31(b)	1,889	878,385
10.50%, 09/15/22 (Call 06/15/22)	4,365	1,986,075
11.00%, 09/15/25 (Call 06/15/25)	7,125	3,264,141
Frontier Florida LLC, Series E, 6.86%, 02/01/28	675	637,875
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc., 9.88%, 05/01/24 (Call 05/01/21)(a)(b)	2,789	2,998,287
GTT Communications Inc., 7.88%, 12/31/24 (Call 03/02/20)(a)	1,234	962,520
HC2 Holdings Inc., 11.50%, 12/01/21 (Call 06/01/20)(a)	1,245	1,248,113
Hughes Satellite Systems Corp.
5.25%, 08/01/26	2,279	2,472,487
6.63%, 08/01/26(b)	2,269	2,510,081
7.63%, 06/15/21	1,724	1,843,473
Inmarsat Finance PLC, 4.88%, 05/15/22 (Call 02/12/20)(a)	2,352	2,381,400
Intelsat Connect Finance SA, 9.50%, 02/15/23 (Call 08/15/20)(a)	2,800	1,428,000
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 03/02/20)	5,683	4,560,607
8.00%, 02/15/24 (Call 03/02/20)(a)	3,204	3,278,749
8.50%, 10/15/24 (Call 10/15/20)(a)	8,138	6,835,920
9.50%, 09/30/22(a)(b)	1,179	1,338,165
9.75%, 07/15/25 (Call 07/15/21)(a)(b)	5,161	4,399,752
Intelsat Luxembourg SA
7.75%, 06/01/21 (Call 03/02/20)(b)	1,900	1,216,000
8.13%, 06/01/23 (Call 03/17/20)(b)	2,264	882,960
Intrado Corp., 8.50%, 10/15/25 (Call 10/15/20)(a)(b)	3,171	2,520,945
Iridium Communications Inc., 10.25%, 04/15/23 (Call 02/13/20)(a)(b)	1,035	1,103,569
Koninklijke KPN NV, 7.00%, 03/28/73 (Call 03/28/23)(a)(e)	1,451	1,599,727
Level 3 Financing Inc.
4.63%, 09/15/27 (Call 09/15/22)(a)	2,630	2,702,378
5.13%, 05/01/23 (Call 03/02/20)	1,771	1,779,324
5.25%, 03/15/26 (Call 03/15/21)	2,251	2,341,265
5.38%, 08/15/22 (Call 03/02/20)	1,204	1,208,816
5.38%, 01/15/24 (Call 03/02/20)	2,766	2,799,413
5.38%, 05/01/25 (Call 05/01/20)	2,234	2,306,605
5.63%, 02/01/23 (Call 03/02/20)	1,204	1,204,365
Millicom International Cellular SA
5.13%, 01/15/28 (Call 09/15/22)(a)(b)	1,097	1,153,221
6.00%, 03/15/25 (Call 03/15/20)(a)	1,207	1,245,850
6.25%, 03/25/29 (Call 03/25/24)(a)	1,997	2,202,716
6.63%, 10/15/26 (Call 10/15/21)(a)(b)	870	959,175
Nokia OYJ
3.38%, 06/12/22	1,093	1,109,395
4.38%, 06/12/27(b)	1,813	1,912,715
6.63%, 05/15/39	1,151	1,398,465
ORBCOMM Inc., 8.00%, 04/01/24 (Call 04/01/20)(a)(b)	450	450,000
Plantronics Inc., 5.50%, 05/31/23 (Call 03/02/20)(a)(b)	1,553	1,498,645
Qualitytech LP/QTS Finance Corp., 4.75%, 11/15/25 (Call 11/15/20)(a)	1,310	1,354,212
Qwest Corp.
6.75%, 12/01/21	2,636	2,825,476
7.25%, 09/15/25	300	345,492
Sable International Finance Ltd., 5.75%, 09/07/27 (Call 09/07/22)(a)	1,230	1,299,188
Sprint Capital Corp.
6.88%, 11/15/28(b)	6,671	6,787,742
8.75%, 03/15/32(b)	5,403	5,983,822

Security	Par (000)	Value

Telecommunications (continued)
Sprint Communications Inc.
6.00%, 11/15/22(b)	$5,924	$6,116,530
11.50%, 11/15/21(b)	2,462	2,751,285
Sprint Corp.
7.13%, 06/15/24	6,988	7,217,556
7.25%, 09/15/21(b)	5,096	5,344,430
7.25%, 02/01/28 (Call 10/01/27)(a)	960	950,400
7.63%, 02/15/25 (Call 11/15/24)	3,915	4,086,281
7.63%, 03/01/26 (Call 11/01/25)	4,346	4,535,703
7.88%, 09/15/23(b)	11,499	12,216,423
Telecom Italia Capital SA
6.00%, 09/30/34(b)	2,804	3,151,570
6.38%, 11/15/33(b)	2,525	2,944,907
7.20%, 07/18/36(b)	2,891	3,584,840
7.72%, 06/04/38(b)	2,464	3,200,859
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)	4,023	4,385,070
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22(b)	1,800	1,864,746
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/22)(a)	750	770,513
6.50%, 10/15/27 (Call 10/15/22)(a)(b)	1,731	1,813,222
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)(b)	1,488	1,528,920
4.50%, 02/01/26 (Call 02/01/21)	3,299	3,392,791
4.75%, 02/01/28 (Call 02/01/23)(b)	4,329	4,604,974
5.13%, 04/15/25 (Call 04/15/20)(b)	1,316	1,355,230
5.38%, 04/15/27 (Call 04/15/22)(b)	1,762	1,880,935
6.00%, 03/01/23 (Call 02/11/20)	1,665	1,695,436
6.00%, 04/15/24 (Call 02/11/20)	2,682	2,760,784
6.38%, 03/01/25 (Call 02/11/20)	4,525	4,670,660
6.50%, 01/15/24 (Call 02/11/20)	175	179,594
6.50%, 01/15/26 (Call 01/15/21)	5,790	6,174,745
U.S. Cellular Corp., 6.70%, 12/15/33(b)	1,442	1,634,507
ViaSat Inc.
5.63%, 09/15/25 (Call 09/15/20)(a)(b)	2,573	2,617,256
5.63%, 04/15/27 (Call 04/15/22)(a)(b)	1,411	1,477,881
Vodafone Group PLC, 7.00%, 04/04/79 (Call 01/04/29)(b)(e)	5,638	6,647,307
Xplornet Communications Inc. (10.63% PIK), 9.63%, 06/01/22 (Call 03/02/20)(a)(c)	1,104	1,111,119
Ypso Finance Bis SA, 6.00%, 02/15/28 (Call 02/15/23)	1,020	1,009,800

		302,990,770

Textiles — 0.0%
Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC, 7.50%, 05/01/25 (Call 05/01/21)(a)(b)	1,703	1,295,877

Toys, Games & Hobbies — 0.3%
Mattel Inc.
3.15%, 03/15/23 (Call 12/15/22)(b)	631	624,690
5.45%, 11/01/41 (Call 05/01/41)(b)	732	649,650
5.88%, 12/15/27 (Call 12/15/22)(a)	2,135	2,244,205
6.20%, 10/01/40	725	691,469
6.75%, 12/31/25 (Call 12/31/20)(a)(b)	4,289	4,599,953

		8,809,967

Transportation — 0.5%
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 02/01/23)(a)	1,225	1,243,424
Global Ship Lease Inc., 9.88%, 11/15/22 (Call 02/11/20)(a)(b)	1,095	1,137,431
Hornbeck Offshore Services Inc., 5.00%, 03/01/21 (Call 03/02/20)(b)	150	44,625

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Transportation (continued)
Kenan Advantage Group Inc. (The), 7.88%, 07/31/23 (Call 03/02/20)(a)(b)	$1,004	$976,390
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., 8.13%, 11/15/21 (Call 03/02/20)(a)	1,700	1,347,250
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 03/03/20)(a)	550	280,500
11.25%, 08/15/22 (Call 03/03/20)(a)	25	16,750
Teekay Corp., 9.25%, 11/15/22 (Call 11/15/20)(a)(b)	659	685,360
Teekay Offshore Partners LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 07/15/20)(a)(b)	2,156	2,201,858
Watco Companies LLC/Watco Finance Corp., 6.38%, 04/01/23 (Call 03/02/20)(a)	1,071	1,083,049
XPO CNW Inc., 6.70%, 05/01/34(b)	760	811,300
XPO Logistics Inc.
6.13%, 09/01/23 (Call 03/02/20)(a)(b)	1,448	1,496,870
6.50%, 06/15/22 (Call 03/02/20)(a)	2,932	2,983,310
6.75%, 08/15/24 (Call 08/15/21)(a)	2,919	3,149,192

		17,457,309

Trucking & Leasing — 0.2%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25)(a)(e)	1,721	1,914,612
Fly Leasing Ltd.
5.25%, 10/15/24 (Call 10/15/20)(b)	950	986,813
6.38%, 10/15/21 (Call 03/02/20)	842	856,735
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/25 (Call 10/01/21)(a)	1,188	1,261,264
6.75%, 03/15/22 (Call 03/15/20)(a)	2,476	2,550,280

		7,569,704

Total Corporate Bonds & Notes — 98.0% (Cost: $3,316,678,338)		3,339,446,467

Common Stocks

Advertising — 0.0%
Affinion Group Inc.(b)(h)(i)	4	154,431

Total Common Stocks — 0.0% (Cost $198,308)		154,431

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 15.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(j)(k)(l)	496,447	$496,745,193
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(j)(k)	22,471	22,471,000

		519,216,193

Total Short-Term Investments — 15.2% (Cost: $519,101,801)		519,216,193

Total Investments in Securities — 113.2% (Cost: $3,835,978,447)		3,858,817,091

Other Assets, Less Liabilities — (13.2)%		(450,842,162)

Net Assets — 100.0%		$3,407,974,929

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(d)	Perpetual security with no stated maturity date.
(e)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)	Non-income producing security.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period-end.
(l)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 01/31/20 (000)	Value at 01/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	495,890	557	496,447	$496,745,193	$748,715	(b)	$(11,793)	$60,794
BlackRock Cash Funds: Treasury, SL Agency Shares	15,520	6,951	22,471	22,471,000	62,463		—	—

				$519,216,193	$811,178		$(11,793)	$60,794

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$3,339,446,467	$—	$3,339,446,467
Common Stocks	—	—	154,431	154,431
Money Market Funds	519,216,193	—	—	519,216,193

	$519,216,193	$3,339,446,467	$154,431	$3,858,817,091

Portfolio Abbreviations — Fixed Income

PIK	Payment-in-kind